UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05534

                           AHA INVESTMENT FUNDS, INC.
                           --------------------------
               (Exact name of registrant as specified in charter)

                      190 SOUTH LASALLE STREET, SUITE 2800
                               CHICAGO, IL 60603
                               -----------------
              (Address of principal executive offices) (Zip code)

     SAVITRI PAI, ESQ.                       ALAN GOLDBERG
     AHA INVESTMENT FUNDS, INC.              BELL, BOYD & LLOYD LLC
     190 SOUTH LASALLE STREET, SUITE 2800    THREE FIRST NATIONAL PLAZA, #3300
     CHICAGO, IL 60603                       CHICAGO, IL 60602
     ---------------------------------------------------------

                     (Name and address of agent for service)

                                 1-800-445-1341
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: JUNE 30, 2004
                         -------------

Date of reporting period:  DECEMBER 31, 2003
                           -----------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                                (AHA INVESTMENT
                               FUNDS, INC. LOGO)

                                 AHA INVESTMENT
                                  FUNDS, INC.

                    O AHA LIMITED MATURITY FIXED INCOME FUND
                    O AHA FULL MATURITY FIXED INCOME FUND
                    O AHA BALANCED FUND
                    O AHA DIVERSIFIED EQUITY FUND

                               SEMI-ANNUAL REPORT

                               DECEMBER 31, 2003

                                WWW.AHAFUNDS.ORG

AHA INVESTMENT FUNDS, INC.
SHAREHOLDER LETTER
December 31, 2003

Dear Shareholder,

We closed 2003 with the securities markets giving us much to cheer. However, while the securities markets surprised us with very strong results certain mutual fund companies in our industry were embroiled in controversy. As stated in our letter to you in December of 2003, the AHA Investment Funds, Inc. have steered clear of the practices that are at the center of this controversy.

The powerful rally of 2003 left very few behind as small, mid, large cap and international equities all participated. Additionally, bonds delivered positive returns regardless of a record breaking plunge in July. In this context, we are pleased to report that the AHA Investment Funds, Inc. outperformed once again for the year ending 12/31/03. The AHA Diversified Equity Fund returned 29.17% for the I Class shares and 28.83% for the A Class shares for the year (the A Class began operations December 30, 2002. Performance for this class since inception was 28.82%). The I Class shares outperformed the S&P 500 Index for the fourth consecutive year. Please refer to the following pages of the report for complete performance information for the funds. We feel the AHA Diversified Equity Fund's strategy and the implementation of our multi-manager approach were validated through a highly diverse number of holdings, as well as the Fund's ability to outperform its market index without incurring additional volatility. The AHA Diversified Equity Fund's exposure to the financial and healthcare sectors, and its underweighting in the consumer and industrials sectors were positive contributors.

The AHA Full Maturity Fixed Income Fund's results were equally impressive given the continual debate regarding interest rates. The AHA Full Maturity Fund was up 4.62%, outperforming the Lehman Brothers Government/Credit Intermediate Total Return Index for 2003 by 32 basis points. Again, we feel our multi-manager approach contributed to our success, as our alpha manager provided an attractive balance that delivered results without getting hit by the proverbial 'investment torpedo'. The AHA Full Maturity Fund's exposure to the credit and mortgage sectors was a key contributor to the AHA Full Maturity Fund's results. As cash continued its struggle, the AHA Limited Maturity Fund's investment strategy was unwavering. The AHA Limited Maturity Fund continued to invest in high quality fixed income securities and maintained a duration of 1.7 years. We did not stretch the duration or drop into lower credits in order to chase yield. The AHA Limited Maturity Fund maintained its discipline regarding duration and high quality and was able to outperform 90-day U.S. Treasury Bills by 74 basis points (1.80% vs. 1.06%) in 2003.

The AHA Balanced Fund returned 19.36% for the year. The AHA Balanced Fund's returns can be attributed to its exposure to the financial, consumer discretionary and telecommunication sectors. Security selection in the fixed income portion had a meaningful positive impact on the AHA Balanced Fund.

Leading into 2003, investors had a strong foundation for their anxiety. Yet, the market was resilient in 2003. A Time Magazine cover read "High Anxiety" "Looming recession, government paralysis, and the threat of war are giving Americans a case of the jitters".

It seems the jitters are likely to continue as several themes and issues from 2003 are still in the forefront of investor's minds and will affect 2004:

   o Aftermath of war in both Afghanistan and Iraq showing up on the front pages of daily newspapers;

   o An economy that appears to be out of recession, but job growth, so far appears anemic;

   o  An election year;

   o  An eye on the expanding federal deficit and the impact on interest rates;

   o  The S&P 500 Index was up 28.68% in 2003

   o  High valuation of the financial markets.

Anxiety will persist; it is part of the investment culture

Evidence of this is that the aforementioned Time Magazine cover was not published in 2003, but appeared thirteen years ago in October, 1990. It is
                                ------------------
worth noting that after that October 1990 Time cover was published, the U.S. financial markets entered one of the most prolific bull markets ever. Interestingly, Time Magazine has published covers with similar topics over the last several decades. Reinforcing the point that market psychology is anxious in times of uncertainty. Yet, as the 1990's demonstrated, the U.S. markets are resilient, and will ultimately reflect the psyche of investors.

Since we do not believe that predicting the psyche of investors is a successful investment strategy, we rely on a proven repeatable investment approach employing processes that we believe will lead to compelling investment ideas, regardless of the market environment. The outcome is portfolios that reflect these ideas constructed to meet the expectations of our shareholders. We believe this is the way to mitigate anxiety among our shareholders, do what you say you do.

We appreciate your confidence in the AHA Investment Funds, Inc. and do not take lightly our role as steward of your assets.

Sincerely,

/s/ Douglas Peabody

Douglas Peabody
President
AHA Investment Funds, Inc.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Opinions expressed are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security. Please refer to the schedule of investments in the report for fund holdings information. Portfolio holdings and sector allocations are subject to change.

The portfolio is a series of AHA Investment Funds, Inc., a registered investment company. Shares are offered for sale only by a means of the fund's prospectus and are available from the fund's underwriter, Quasar Distributors, LLC.
Neither the American Hospital Association nor its subsidiaries guarantee any rate of return.

This material must be preceded or accompanied by a prospectus., which includes more information on the funds risks, fees and expenses. Please read it carefully before you invest or send money. Mutual fund investing involves risk. Principal loss is possible.

Distributed by Quasar Distributors, LLC.  02/04

AHA LIMITED MATURITY FIXED INCOME FUND
HYPOTHETICAL GROWTH OF $10,000

                AHA LIMITED MATURITY        90 Day          Merrill Lynch 1-3
DATE             FIXED INCOME FUND          T-BILLS        YEAR TREASURY INDEX
----             -----------------          -------        -------------------
12/22/88*<F1>         $10,000               $10,000              $10,000
12/31/88              $10,020               $10,024              $10,008
12/31/89              $10,828               $10,893              $11,096
12/31/90              $11,709               $11,762              $12,176
12/31/91              $13,214               $12,431              $13,597
12/31/92              $13,688               $12,875              $14,454
12/31/93              $14,366               $13,277              $15,239
12/31/94              $14,413               $13,868              $15,327
12/31/95              $15,933               $14,674              $17,012
12/31/96              $16,584               $15,449              $17,862
12/31/97              $17,568               $16,273              $19,050
12/31/98              $18,675               $17,090              $20,386
12/31/99              $19,188               $17,920              $21,012
12/31/00              $20,649               $19,053              $22,692
12/31/01              $22,340               $19,750              $24,574
12/31/02              $23,553               $20,082              $26,059
12/31/03              $23,977               $20,294              $26,560

*<F1>  Inception date.

This chart assumes an initial gross investment of $10,000 made on December 22, 1988 (since inception) for the AHA Limited Maturity Fixed Income Fund, as well as the 90 Day T-Bill Index and the Merrill Lynch 1-3 Year Treasury Index. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Performance figures include reinvested dividends and capital gains. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. If total operating expenses for the Fund exceed amounts stated in the Prospectus, the Advisor will reimburse the Fund for the portion of expenses beyond the stated amounts. This reimbursement is voluntary and may be terminated at any time. Currently, the expense levels have not been exceeded. If they were and the reimbursement was terminated, returns would be lower.

                          TOTAL RETURNS AS OF 12/31/03

                                                  SIX MONTHS                    ANNUALIZED
                                                    ENDED         --------------------------------------
                                                   12/31/03       ONE YEAR      FIVE YEAR       TEN YEAR
                                                   -------        --------      ---------       --------
     AHA Limited Maturity Fixed Income
       Fund - Class I Shares                        0.33%          1.80%          5.13%          5.26%
     90 Day T-Bills                                 0.48%          1.06%          3.50%          4.33%
     Merrill Lynch 1-3 Year Treasury Index          0.59%          1.92%          5.44%          5.71%

90 Day T-Bills
--------------

This index is derived from secondary market interest rates as published by the Federal Reserve Bank in release H.15 (519). Average U.S. Treasury Bill rates expressed as annual percentage yields are converted back to daily rates based on 360 days per year. The daily rates are then transformed to 30-day compounded annual yields. This figure is divided by 12 and the resulting monthly "dividend" is reinvested at a constant $1 price to measure monthly performance. This process is repeated every month.

The federal government guarantees interest payments from government securities while dividend payments carry no such guarantee. Government securities, if held to maturity, guarantee the timely payment of principal and interest.

Merrill Lynch 1-3 Year Treasury Index
-------------------------------------

A subset of the Merrill Lynch Treasury Master Index. The maturity range on these securities is from one to three years. This index is available on a monthly basis in price-only and total return versions. The value was set at 100 on 12/31/1975.

One cannot invest directly in an index.

AHA FULL MATURITY FIXED INCOME FUND
HYPOTHETICAL GROWTH OF $10,000

                   AHA FULL MATURITY            LEHMAN GOVERNMENT/CREDIT
DATE               FIXED INCOME FUND        INTERMEDIATE TOTAL RETURN INDEX
----               -----------------        -------------------------------
10/20/88*<F2>           $10,000                         $10,000
12/31/88                $10,095                         $10,059
12/31/89                $11,051                         $11,344
12/31/90                $11,832                         $12,384
12/31/91                $13,715                         $14,195
12/31/92                $14,498                         $15,213
12/31/93                $16,109                         $16,548
12/31/94                $15,508                         $16,229
12/31/95                $18,172                         $18,715
12/31/96                $18,578                         $19,475
12/31/97                $20,317                         $21,008
12/31/98                $21,966                         $22,775
12/31/99                $21,643                         $22,863
12/31/00                $23,961                         $25,173
12/31/01                $25,870                         $27,436
12/31/02                $28,155                         $30,129
12/31/03                $29,455                         $31,423

*<F2>  Inception date.

This chart assumes an initial gross investment of $10,000 made on October 20, 1988 (since inception) for the AHA Full Maturity Fixed Income Fund and the Lehman Government/Corporate Intermediate Total Return Index. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Performance figures include reinvested dividends and capital gains. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. If total operating expenses for the Fund exceed amounts stated in the Prospectus, the Advisor will reimburse the Fund for the portion of expenses beyond the stated amounts. This reimbursement is voluntary and may be terminated at any time. If the reimbursement was terminated, the returns shown would be lower.

                          TOTAL RETURNS AS OF 12/31/03

                                                  SIX MONTHS                    ANNUALIZED
                                                    ENDED         --------------------------------------
                                                   12/31/03       ONE YEAR      FIVE YEAR       TEN YEAR
                                                   -------        --------      ---------       --------
     AHA Full Maturity Fixed Income
       Fund - Class I Shares                        0.08%          4.62%          6.04%          6.22%
     Lehman Government/Corporate Intermediate
       Total Return Index                           0.04%          4.30%          6.65%          6.63%

Lehman Government/Corporate Intermediate Total Return Index
-----------------------------------------------------------

A total return index consisting of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

One cannot invest directly in an index.

AHA BALANCED FUND
HYPOTHETICAL GROWTH OF $10,000

            AHA BALANCED     STANDARD & POOR'S     LEHMAN GOVERNMENT/CREDIT
DATE            FUND          500 STOCK INDEX   INTERMEDIATE TOTAL RETURN INDEX
----            ----          ---------------   -------------------------------
10/20/88*<F3>  $10,000            $10,000                   $10,000
12/31/88       $10,015            $10,308                   $10,059
12/31/89       $11,740            $13,574                   $11,344
12/31/90       $11,147            $13,151                   $12,384
12/31/91       $14,255            $17,160                   $14,195
12/31/92       $14,978            $18,468                   $15,213
12/31/93       $16,587            $20,328                   $16,548
12/31/94       $16,268            $20,595                   $16,229
12/31/95       $20,337            $28,320                   $18,715
12/31/96       $24,007            $34,809                   $19,475
12/31/97       $29,876            $46,410                   $21,008
12/31/98       $32,515            $59,681                   $22,775
12/31/99       $37,534            $72,235                   $22,863
12/31/00       $38,136            $65,669                   $25,173
12/31/01       $38,618            $57,881                   $27,436
12/31/02       $34,302            $45,091                   $30,129
12/31/03       $40,941            $58,022                   $31,423

*<F3>  Inception date.

This chart assumes an initial gross investment of $10,000 made on October 20, 1988 (since inception) for the AHA Balanced Fund, as well as the Standard & Poor's 500 Stock Index and the Lehman Government/Corporate Intermediate Total Return Index. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Performance figures include reinvested dividends and capital gains. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. If total operating expenses for the Fund exceed amounts stated in the Prospectus, the Advisor will reimburse the Fund for the portion of expenses beyond the stated amounts. This reimbursement is voluntary and may be terminated at any time. If the reimbursement was terminated, the returns shown would be lower.

                          TOTAL RETURNS AS OF 12/31/03

                                                  SIX MONTHS                    ANNUALIZED
                                                    ENDED         --------------------------------------
                                                   12/31/03       ONE YEAR      FIVE YEAR       TEN YEAR
                                                   -------        --------      ---------       --------
     AHA Balanced Fund - Class I Shares             10.30%         19.36%         4.72%          9.46%
     Standard & Poor's 500 Stock Index              15.14%         28.68%        -0.57%         11.07%
     Lehman Government/Corporate Intermediate
       Total Return Index                            0.04%          4.30%         6.65%          6.63%

Standard & Poor's 500 Stock Index
---------------------------------

A market capitalization-weighted, price-only index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market.

Lehman Government/Corporate Intermediate Total Return Index
-----------------------------------------------------------

A total return index consisting of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

One cannot invest directly in an index.

AHA DIVERSIFIED EQUITY FUND
HYPOTHETICAL GROWTH OF $10,000

DATE           AHA DIVERSIFIED EQUITY FUND    STANDARD & POOR'S 500 STOCK INDEX
----           ---------------------------    ---------------------------------
10/20/88*<F4>            $10,000                           $10,000
12/31/88                 $10,121                           $10,308
12/31/89                 $12,053                           $13,574
12/31/90                 $11,138                           $13,151
12/31/91                 $14,996                           $17,160
12/31/92                 $16,422                           $18,468
12/31/93                 $18,067                           $20,328
12/31/94                 $17,997                           $20,595
12/31/95                 $24,067                           $28,320
12/31/96                 $29,689                           $34,809
12/31/97                 $39,674                           $46,410
12/31/98                 $46,287                           $59,681
12/31/99                 $55,997                           $72,235
12/31/00                 $54,363                           $65,669
12/31/01                 $53,248                           $57,881
12/31/02                 $42,814                           $45,091
12/31/03                 $55,301                           $58,022

*<F4>  Inception date.

This chart assumes an initial gross investment of $10,000 made on October 20, 1988 (since inception) for the AHA Diversified Equity Fund and the Standard & Poor's 500 Stock Index. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Performance figures include reinvested dividends and capital gains. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. If total operating expenses for the Fund exceed amounts stated in the Prospectus, the Advisor will reimburse the Fund for the portion of expenses beyond the stated amounts. This reimbursement is voluntary and may be terminated at any time. Currently, the expense levels have not been exceeded. If they were and the reimbursement was terminated, returns would be lower.

                          TOTAL RETURNS AS OF 12/31/03

                                                  SIX MONTHS                    ANNUALIZED
                                                    ENDED         --------------------------------------
                                                   12/31/03       ONE YEAR      FIVE YEAR       TEN YEAR
                                                   -------        --------      ---------       --------
     AHA Diversified Equity Fund - Class I Shares   16.50%         29.17%         3.62%          11.84%
     Standard & Poor's 500 Stock Index              15.14%         28.68%        -0.57%          11.07%

Standard & Poor's 500 Stock Index
---------------------------------

A market capitalization-weighted, price-only index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market.

One cannot invest directly in an index.

AHA LIMITED MATURITY FIXED INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2003 (Unaudited)

                                                   PRINCIPAL
                                                    AMOUNT            VALUE
                                                   ---------          -----

CORPORATE BONDS - 39.4%

AEROSPACE & DEFENSE - 1.0%
United Technologies Corporation,
  4.875%, 11/01/2006                              $ 1,300,000     $  1,380,621
                                                                  ------------

BANKING - 7.4%
Bank of America Corporation,
  7.875%, 05/16/2005                                1,500,000        1,624,752
The Bank of New York Company,
  Inc., 2.200%, 05/12/2006                          1,500,000        1,504,873
Bank One Corporation,
  7.625%, 08/01/2005                                  545,000          593,400
Bank One Corporation,
  6.875%, 08/01/2006                                1,100,000        1,217,155
FleetBoston Financial Corporation,
  7.250%, 09/15/2005                                1,245,000        1,354,373
Wachovia Corporation,
  7.050%, 08/01/2005                                1,245,000        1,345,179
Wachovia Corporation,
  7.550%, 08/18/2005                                1,000,000        1,090,558
Wells Fargo & Company,
  4.800%, 07/29/2005                                  800,000          837,143
Wells Fargo & Company,
  5.900%, 05/21/2006                                  750,000          811,325
                                                                  ------------
                                                                    10,378,758
                                                                  ------------

FINANCIAL - 7.4%
American Express Company,
  6.875%, 11/01/2005                                  710,000          773,549
American Express Company,
  5.500%, 09/12/2006                                1,000,000        1,076,795
Aristar, Inc., 6.250%, 05/15/2006                     935,000        1,016,577
Caterpillar Financial Services
  Corporation, 5.950%, 05/01/2006                     830,000          896,094
Countrywide Home Loans, Inc.,
  3.500%, 12/19/2005                                1,720,000        1,768,748
Countrywide Home Loans, Inc.,
  5.500%, 08/01/2006                                  350,000          374,080
General Electric Capital
  Corporation, 7.500%, 05/15/2005                     795,000          857,073
Household Finance Corporation,
  8.000%, 05/09/2005                                1,265,000        1,368,063
Unilever Capital Corp.,
  6.875%, 11/01/2005                                1,530,000        1,659,944
Verizon Global Funding Corp.,
  6.750%, 12/01/2005                                  500,000          542,829
                                                                  ------------
                                                                    10,333,752
                                                                  ------------

FINANCIAL - INVESTMENT
  BANKING CORPORATIONS - 10.3%
The Bear Stearns Companies Inc.,
  3.000%, 03/30/2006                                1,275,000        1,294,893
Citigroup Inc., 6.750%, 12/01/2005                  1,650,000        1,793,345
Credit Suisse First Boston,
  5.875%, 08/01/2006                                  500,000          540,040
Donaldson, Lufkin & Jenrette, Inc.,
  6.875%, 11/01/2005                                  835,000          906,800
J.P. Morgan Chase & Co.,
  5.625%, 08/15/2006                                1,500,000        1,613,334
Lehman Brothers Holdings Inc.,
  6.625%, 02/05/2006                                1,520,000        1,653,649
Lehman Brothers Holdings Inc.,
  6.250%, 05/15/2006                                1,000,000        1,087,001
Merrill Lynch & Co., Inc.,
  6.150%, 01/26/2006                                1,225,000        1,321,373
Merrill Lynch & Co., Inc.,
  6.130%, 05/16/2006                                1,255,000        1,366,805
Morgan Stanley,
  7.750%, 06/15/2005                                1,270,000        1,378,942
Morgan Stanley,
  6.100%, 04/15/2006                                1,315,000        1,423,749
                                                                  ------------
                                                                    14,379,931
                                                                  ------------

FOOD & BEVERAGES - 2.7%
Bottling Group LLC,
  2.450%, 10/16/2006                                1,400,000        1,394,725
The Coca-Cola Company,
  4.000%, 06/01/2005                                1,200,000        1,239,724
Coca-Cola Enterprises Inc.,
  5.375%, 08/15/2006                                1,040,000        1,117,237
                                                                  ------------
                                                                     3,751,686
                                                                  ------------

INSURANCE - 2.5%
The Allstate Corporation,
  7.875%, 05/01/2005                                1,350,000        1,456,871
American International Group,
  Inc., 2.850%, 12/01/2005                            910,000          924,160
UnitedHealth Group Incorporated,
  7.500%, 11/15/2005                                1,000,000        1,098,301
                                                                  ------------
                                                                     3,479,332
                                                                  ------------

MANUFACTURING - 1.4%
Honeywell International Inc.,
  6.875%, 10/03/2005                                1,790,000        1,946,088
                                                                  ------------

METALS - 1.2%
Alcoa Inc., 7.250%, 08/01/2005                      1,480,000        1,605,969
                                                                  ------------

OIL - 1.0%
ConocoPhillips,
  8.500%, 05/25/2005                                1,270,000        1,384,913
                                                                  ------------

RETAIL - 1.2%
Target Corporation,
  7.500%, 02/15/2005                                1,535,000        1,631,559
                                                                  ------------

TELECOMMUNICATIONS - 3.3%
BellSouth Corporation,
  5.000%, 10/15/2006                                1,000,000        1,062,020
BellSouth Telecommunications
  Inc., 6.500%, 06/15/2005                            800,000          851,947
GTE Corporation,
  6.360%, 04/15/2006                                  850,000          921,274
SBC Communications Inc.,
  5.750%, 05/02/2006                                1,625,000        1,744,815
                                                                  ------------
                                                                     4,580,056
                                                                  ------------
TOTAL CORPORATE BONDS
  (COST $54,341,381)                                                54,852,665
                                                                  ------------

U.S. GOVERNMENT
  AGENCY OBLIGATIONS - 43.6%
Federal Home Loan Bank,
  4.125%, 01/14/2005                                4,700,000        4,834,232
Federal Home Loan Bank,
  3.250%, 08/15/2005                                3,600,000        3,690,083
Federal Home Loan Bank,
  2.500%, 12/15/2005                                7,035,000        7,118,618
Federal Home Loan Mortgage
  Corporation, 6.875%, 01/15/2005                   7,915,000        8,364,081
Federal Home Loan Mortgage
  Corporation, 3.875%, 02/15/2005                   5,000,000        5,137,235
Federal Home Loan Mortgage
  Corporation, 1.750%, 05/15/2005                   5,215,000        5,229,367
Federal National Mortgage
  Association, 1.875%, 12/15/2004                   3,300,000        3,317,902
Federal National Mortgage
  Association, 3.875%, 03/15/2005                   4,845,000        4,988,058
Federal National Mortgage
  Association, 7.000%, 07/15/2005                   6,650,000        7,186,768
Federal National Mortgage
  Association, 4.375%, 10/15/2006                   1,500,000        1,576,692
Federal National Mortgage
  Association, 2.625%, 11/15/2006                   8,525,000        8,548,239
Federal National Mortgage
  Association, 5.000%, 01/15/2007                     655,000          699,678
                                                                  ------------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS (COST  $60,444,037)                                   60,690,953
                                                                  ------------

ASSET BACKED SECURITIES - 15.1%
Bank One Auto Securitization Trust,
  2003-1 A4, 2.430%, 03/22/2010                       725,000          715,835
Bank One Issuance Trust,
  2002-A2 A2, 4.160%, 01/15/2008                    1,110,000        1,146,445
BMW Vehicle Owner Trust,
  2002-A A4, 4.460%, 05/25/2007                     1,340,000        1,384,692
Capital Auto Receivables
  Asset Trust, 2002-1 A4,
  4.160%, 07/16/2007                                  940,000          964,918
Capital Auto Receivables
  Asset Trust, 2003-3 A3A,
  2.960%, 01/15/2008                                  660,000          667,079
Chase Manhattan Auto
  Owner Trust, 2003-A A4,
  2.060%, 12/15/2009                                1,395,000        1,367,700
Citibank Credit Card
  Issuance Trust, 2003-A2 A2,
  2.700%, 01/15/2008                                1,205,000        1,215,016
Daimler Chrysler Auto Trust,
  2003-A A4, 2.880%, 10/08/2009                     1,650,000        1,661,424
Discover Card Master Trust I,
  1999-6 A, 6.850%, 07/17/2007                        790,000          833,671
Ford Credit Auto Owner Trust,
  2002-A A4A, 4.360%, 09/15/2006                    2,015,000        2,078,472
Ford Credit Auto Owner Trust,
  2002-B A4, 4.750%, 08/15/2006                     1,320,000        1,371,302
Honda Auto Receivables
  Owner Trust, 2002-4 A4,
  2.700%, 03/17/2008                                  880,000          885,579
MBNA Credit Card Master
  Note Trust, 2002-A6 A6,
  3.900%, 11/15/2007                                1,000,000        1,030,152
Nationslink Funding Corporation,
  1998-2 A1, 6.001%, 07/20/2008                       656,883          692,515
Nissan Auto Receivables
  Owner Trust, 2002-C A4,
  3.330%, 01/15/2008                                  950,000          968,979
Nissan Auto Receivables
  Owner Trust, 2003-B A4,
  2.050%, 03/16/2009                                  955,000          937,154
Toyota Auto Receivables
  Owner Trust, 2003-B A4,
  2.790%, 01/15/2010                                  945,000          948,641
USAA Auto Owner Trust,
  2003-1 A4, 2.040%, 02/16/2010                       680,000          672,172
Volkswagen Auto Lease Trust,
  2002-A A4, 2.750%, 12/20/2007                       680,000          687,247
WFS Financial Owner Trust,
  2001-C A4, 5.180%, 03/20/2009                       750,000          776,445
                                                                  ------------
TOTAL ASSET BACKED SECURITIES
  (COST $20,875,522)                                                21,005,438
                                                                  ------------

MORTGAGE BACKED SECURITIES -
  U.S. AGENCY - 0.0%
FNMA, Pool 527835,
  7.500%, 02/01/2030                                    2,889            3,089
FNMA, Pool 541946,
  7.500%, 07/01/2030                                    2,153            2,302
FNMA, Pool 584930,
  7.500%, 05/01/2031                                    3,231            3,455
                                                                  ------------
TOTAL MORTGAGE BACKED SECURITIES -
  U.S. AGENCY (COST $8,632)                                              8,846
                                                                  ------------

SHORT-TERM INVESTMENTS - 0.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.5%
Federal Home Loan Bank Discount
  Note, 0.600%, 01/02/2004                            771,000          770,987
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $770,987)                                                      770,987
                                                                  ------------

INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING - 45.0%

CERTIFICATES OF DEPOSIT - 3.5%
Deutsche Bank Certificate of Deposit,
  1.310%, 01/31/2004(2)<F6>                         2,417,072        2,417,072
Svenska Handlsbankn Certificate of
  Deposit, 1.100%, 03/15/2004                       2,417,072        2,417,072
                                                                  ------------
TOTAL CERTIFICATES OF DEPOSIT
  (COST $4,834,144)                                                  4,834,144
                                                                  ------------

COMMERCIAL PAPER - 7.4%
Goldman Sachs Group Inc.
  Commercial Paper,
  1.070%, 07/02/2004(2)<F6>                         2,417,072        2,417,072
Leafs LLC Commercial Paper,
  1.160%, 04/20/2004
  (Cost $2,417,072, Acquired
  04/21/2003)(1)<F5>(2)<F6>                         2,417,072        2,417,072
Lehman Brothers Holdings
  Commercial Paper,
  1.070%, 02/27/2004(2)<F6>                         2,417,072        2,417,072
Morgan Stanley Commercial
  Paper, 1.080%, 03/19/2004(2)<F6>                  3,021,340        3,021,340
                                                                  ------------
TOTAL COMMERCIAL PAPER
  (COST $10,272,556)                                                10,272,556
                                                                  ------------

MONEY MARKET FUNDS - 2.9%
AIM Liquid Assets Portfolio -
  Institutional Class                               1,268,963        1,268,963
Merrill Lynch Premier
  Institutional Fund                                2,750,371        2,750,371
                                                                  ------------
TOTAL MONEY MARKET FUNDS
  (COST $4,019,334)                                                  4,019,334
                                                                  ------------

OTHER SHORT-TERM INVESTMENTS - 6.1%
Beta Finance Inc.,
  1.070%, 01/16/2004(2)<F6>                         2,417,072        2,417,072
Halogen Funding Company, LLC,
  1.180%, 01/05/2004                                2,417,072        2,417,072
Metlife Global Funding,
  1.151%, 04/28/2008(2)<F6>                         2,417,072        2,417,072
Premium Asset Trust 03-2, 1.190%,
  06/01/2004 (Cost $1,208,536,
  Acquired 05/02/2003)(1)<F5>(2)<F6>                1,208,536        1,208,536
                                                                  ------------
TOTAL OTHER SHORT-TERM INVESTMENTS
  (COST $8,459,752)                                                  8,459,752
                                                                  ------------

REPURCHASE AGREEMENTS - 25.1%
CS First Boston Repurchase
  Agreement, 1.010%, 01/02/2004
  (Collateralized by Freddie Mac
  Collateralized Mortgage
  Obligations)                                     19,940,845       19,940,845
CS First Boston Repurchase
  Agreement, 1.060%, 01/02/2004
  (Collateralized by Freddie Mac
  Collateralized Mortgage
  Obligations)                                     15,106,700       15,106,700
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS
  (COST $35,047,545)                                                35,047,545
                                                                  ------------
TOTAL INVESTMENTS PURCHASED WITH
  CASH PROCEEDS FROM SECURITIES
  LENDING (COST $62,633,331)                                        62,633,331
                                                                  ------------
TOTAL INVESTMENTS
  (COST $199,073,890) - 143.6%                                     199,962,220
                                                                  ------------
Cash Received as Proceeds from
  Securities Lending - 0.0%                                             29,646
Liabilities, less Other Assets - (43.6)%                           (60,698,944)
                                                                  ------------
TOTAL NET ASSETS - 100.0%                                         $139,292,922
                                                                  ------------
                                                                  ------------

(1)<F5>   Restricted under Rule 144A of the Securities Act of 1933.
(2)<F6> Variable rate security. The rate shown is the rate in effect on December 31, 2003.

                     See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2003 (Unaudited)

                                                   PRINCIPAL
                                                    AMOUNT            VALUE
                                                   ---------          -----

CORPORATE BONDS - 24.2%

AEROSPACE & DEFENSE - 0.3%
Lockheed Martin Corporation,
  8.500%, 12/01/2029                              $   10,000      $     13,144
Systems 2001 Asset Trust, 6.664%,
  09/15/2013 (Cost $76,370, Acquired
  06/04/2001 and 06/07/2001)(2)<F8>                   76,040            84,087
                                                                  ------------
                                                                        97,231
                                                                  ------------

AIRLINES - 0.9%
Continental Airlines, Inc.,
  6.800%, 07/02/2007                                 259,401           248,153
                                                                  ------------

AUTOMOBILES - 0.8%
DaimlerChrysler NA Holding Corp,
  4.050%, 06/04/2008                                  50,000            49,709
Ford Motor Company,
  9.215%, 09/15/2021                                 125,000           141,728
General Motors Corporation,
  7.125%, 07/15/2013                                  20,000            21,972
                                                                  ------------
                                                                       213,409
                                                                  ------------

BANKING - 4.5%
ABN-AMRO Bank NV,
  8.250%, 08/01/2009(1)<F7>                          100,000           103,289
Bank of America Corporation,
  5.250%, 02/01/2007                                  50,000            53,511
Bank One Corporation,
  10.000%, 08/15/2010                                 89,000           116,259
Bank One Corporation,
  5.900%, 11/15/2011                                  65,000            70,327
Bankers Trust Corporation,
  7.125%, 03/15/2006                                  50,000            54,879
BSCH Issuances Ltd.,
  7.625%, 09/14/2010(1)<F7>                          100,000           118,702
Dime Capital Trust I,
  9.330%, 05/06/2027                                  50,000            61,272
Dresdner Bank - New York,
  7.250%, 09/15/2015(1)<F7>                          150,000           172,602
KfW Group,
  3.375%, 01/23/2008(1)<F7>                           80,000            80,655
NCNB Corporation,
  10.200%, 07/15/2015                                100,000           139,905
Wachovia Corporation,
  6.300%, 04/15/2008                                 150,000           164,627
Wells Fargo & Company,
  1.260%, 06/12/2006(4)<F10>                          90,000            90,168
Wells Fargo & Company,
  3.500%, 04/04/2008                                  35,000            35,146
                                                                  ------------
                                                                     1,261,342
                                                                  ------------

BUILDING PRODUCTS - 0.6%
Hanson Australia Funding,
 5.250%, 03/15/2013(1)<F7>                            75,000            74,816
Masco Corporation,
  5.875%, 07/15/2012                                  75,000            79,919
                                                                  ------------
                                                                       154,735
                                                                  ------------

CHEMICALS - 0.3%
The Dow Chemical Company,
  5.250%, 05/14/2004                                  90,000            90,981
                                                                  ------------

COMMUNICATION & MEDIA - 1.8%
Cox Communications, Inc.,
  7.125%, 10/01/2012                                   5,000             5,777
Cox Communications, Inc.,
  4.625%, 06/01/2013                                  10,000             9,659
Liberty Media Corporation,
  2.670%, 09/17/2006(4)<F10>                          35,000            35,408
Liberty Media Corporation,
  3.500%, 09/25/2006                                  30,000            30,173
Liberty Media Corporation,
  7.750%, 07/15/2009                                  10,000            11,481
News America Holdings Inc.,
  8.500%, 02/23/2025                                  60,000            75,279
TCI Communications, Inc.,
  7.875%, 02/15/2026                                 100,000           117,246
Time Warner Cos Inc.,
  9.125%, 01/15/2013                                  50,000            63,648
Time Warner Entertainment Co LP,
  8.375%, 07/15/2033                                  20,000            25,493
Time Warner Inc.,
  6.875%, 05/01/2012                                  10,000            11,275
Time Warner Inc.,
  7.700%, 05/01/2032                                  70,000            82,006
Viacom Inc., 5.625%, 08/15/2012                       30,000            31,977
                                                                  ------------
                                                                       499,422
                                                                  ------------

ENERGY - 2.1%
Conectiv, 6.730%, 06/01/2006                          67,000            68,448
The Detroit Edison Company,
  5.200%, 10/15/2012                                  10,000            10,290
Dominion Resources, Inc.,
  5.125%, 12/15/2009                                  10,000            10,454
Dominion Resources, Inc.,
  5.700%, 09/17/2012                                  20,000            21,116
FirstEnergy Corp.,
  6.450%, 11/15/2011                                  10,000            10,384
FirstEnergy Corp.,
  7.375%, 11/15/2031                                  30,000            30,799
Hydro-Quebec,
  6.300%, 05/11/2011(1)<F7>                           50,000            56,491
Korea Electric Power Corporation,
  7.750%, 04/01/2013(1)<F7>                           95,000           113,659
Korea Electric Power Corporation,
  6.750%, 08/01/2027(1)<F7>                           75,000            77,265
Oncor Electric Delivery Company,
  6.375%, 01/15/2015                                  10,000            10,893
Progress Energy, Inc.,
  7.100%, 03/01/2011                                  30,000            33,856
PSI Energy, Inc., 7.850%, 10/15/2007                 125,000           144,802
TXU Energy Co.,
  7.000%, 03/15/2013                                  10,000            11,083
                                                                  ------------
                                                                       599,540
                                                                  ------------

FINANCIAL - 4.8%
American General Finance
  Corporation, 8.450%, 10/15/2009                    100,000           121,669
Amvescap Plc,
  5.900%, 01/15/2007(1)<F7>                           50,000            54,072
Auburn Hills Trust,
  12.375%, 05/01/2020                                130,000           187,701
Boeing Capital Corporation,
  6.500%, 02/15/2012                                   5,000             5,475
Boeing Capital Corporation,
  5.800%, 01/15/2013                                   5,000             5,253
BP Capital Markets Plc,
  2.750%, 12/29/2006(1)<F7>                           40,000            40,091
Deutsche Telekom International
  Finance BV, 5.250%, 07/22/2013(1)<F7>               25,000            25,312
Ford Motor Credit Company,
  7.875%, 06/15/2010                                  40,000            44,752
Ford Motor Credit Company,
  7.375%, 02/01/2011                                  35,000            38,201
Ford Motor Credit Company,
  7.000%, 10/01/2013                                  20,000            21,131
General Electric Capital Corporation,
  6.000%, 06/15/2012                                  75,000            81,470
General Electric Capital Corporation,
  5.450%, 01/15/2013                                  80,000            83,374
General Motors Acceptance
  Corporation, 6.750%, 01/15/2006                     10,000            10,741
General Motors Acceptance
  Corporation, 6.125%, 09/15/2006                     50,000            53,546
General Motors Acceptance
  Corporation, 4.375%, 12/10/2007                     10,000            10,112
General Motors Nova
  Scotia Finance Company,
  6.850%, 10/15/2008(1)<F7>                           30,000            32,138
Household Finance Corporation,
  6.400%, 06/17/2008                                  30,000            33,294
Household Finance Corporation,
  6.500%, 11/15/2008                                  46,000            51,332
Household Finance Corporation,
  6.750%, 05/15/2011                                  20,000            22,548
Household Finance Corporation,
  6.375%, 11/27/2012                                  10,000            10,989
Petrozuata Finance, Inc., 8.220%,
  04/01/2017 (Cost $22,565, Acquired
  09/23/1999 & 01/18/2000)(1)<F7>(2)<F8>              30,000            27,750
Sprint Capital Corporation,
  6.125%, 11/15/2008                                  40,000            42,689
Telecom Italia Capital, 5.250%,
  11/15/2013 (Cost $14,956, Acquired
  10/22/2003 & 10/24/2003)(1)<F7>(2)<F8>              15,000            15,064
Toyota Motor Credit Corporation,
  2.800%, 01/18/2006                                  40,000            40,744
Verizon Global Funding Corp.,
  6.875%, 06/15/2012                                  95,000           106,772
Wharf International Finance Ltd.,
  7.625%, 03/13/2007(1)<F7>                          175,000           196,572
                                                                  ------------
                                                                     1,362,792
                                                                  ------------

FINANCIAL - INVESTMENT
  BANKING CORPORATIONS - 1.7%
Citigroup Inc., 6.000%, 02/21/2012                    45,000            49,253
Citigroup Inc., 5.625%, 08/27/2012                    40,000            42,298
Credit Suisse First Boston,
  4.625%, 01/15/2008                                  30,000            31,259
Credit Suisse First Boston,
  6.125%, 11/15/2011                                  50,000            54,522
The Goldman Sachs Group, Inc.,
  4.125%, 01/15/2008                                  80,000            82,100
J.P. Morgan & Co. Incorporated,
  6.000%, 01/15/2009                                  50,000            54,662
J.P. Morgan Chase & Co.,
  6.000%, 02/15/2009                                  10,000            10,959
J.P. Morgan Chase & Co.,
  4.500%, 11/15/2010                                  30,000            30,283
Lehman Brothers Holdings Inc.,
  4.000%, 01/22/2008                                  50,000            51,045
Merrill Lynch & Co., Inc.,
  3.375%, 09/14/2007                                  20,000            20,276
Morgan Stanley, 3.625%, 04/01/2008                    40,000            40,096
Morgan Stanley, 5.300%, 03/01/2013                    10,000            10,233
                                                                  ------------
                                                                       476,986
                                                                  ------------

FOOD & BEVERAGES - 0.4%
Kellogg Company,
  6.600%, 04/01/2011                                  30,000            33,670
Kraft Foods Inc.,
  6.250%, 06/01/2012                                  50,000            54,583
Kraft Foods Inc.,
  5.250%, 10/01/2013                                  10,000            10,109
                                                                  ------------
                                                                        98,362
                                                                  ------------

INDUSTRIAL - 0.5%
Dryden Investor Trust, 7.157%,
  07/23/2008 (Cost $122,417,
  Acquired 07/16/1998)(2)<F8>(3)<F9>                 122,417           132,231
                                                                  ------------

INSURANCE - 0.3%
Protective Life Corporation,
  4.300%, 06/01/2013                                 100,000            94,878
                                                                  ------------

MANUFACTURING - DIVERSIFIED - 1.0%
Tyco International Group SA,
  6.375%, 10/15/2011(1)<F7>                          185,000           198,644
Tyco International Group SA,
  6.875%, 01/15/2029(1)<F7>                           70,000            71,820
                                                                  ------------
                                                                       270,464
                                                                  ------------

METALS - 0.3%
Alcan Inc., 5.200%, 01/15/2014(1)<F7>                 75,000            75,956
                                                                  ------------

OIL & GAS - 1.5%
Apache Corporation,
  6.250%, 04/15/2012                                  20,000            22,270
Devon Energy Corporation,
  7.950%, 04/15/2032                                  35,000            42,334
El Paso Corporation,
  7.800%, 08/01/2031                                  25,000            21,406
El Paso Corporation,
  7.750%, 01/15/2032                                  90,000            77,175
El Paso Natural Gas,
  8.375%, 06/15/2032                                  20,000            20,540
Pemex Project Funding Master
  Trust, 9.125%, 10/13/2010                           50,000            59,625
Petroliam Nasional Berhad, 7.625%,
  10/15/2026 (Cost $9,556, Acquired
  06/27/2002)(1)<F7>(2)<F8>                           10,000            11,576
Petronas Capital Ltd., 7.875%,
  05/22/2022 (Cost $19,910, Acquired
  05/15/2002)(1)<F7>(2)<F8>                           20,000            23,773
Sonat Inc., 7.625%, 07/15/2011                        10,000             9,312
Southern Natural Gas Company,
  8.000%, 03/01/2032                                  30,000            31,125
The Williams Companies, Inc.,
  7.750%, 06/15/2031                                  50,000            51,937
The Williams Companies, Inc.,
  8.750%, 03/15/2032                                  40,000            45,400
                                                                  ------------
                                                                       416,473
                                                                  ------------

PAPER & FOREST PRODUCTS - 0.2%
International Paper Company,
  5.500%, 01/15/2014                                   5,000             5,028
MeadWestvaco Corporation,
  6.850%, 04/01/2012                                  15,000            16,526
Weyerhaeuser Company,
  6.750%, 03/15/2012                                  40,000            43,707
                                                                  ------------
                                                                        65,261
                                                                  ------------

PHOTO EQUIPMENT & SUPPLIES - 0.0%
Eastman Kodak Company,
  7.250%, 11/15/2013                                   5,000             5,255
                                                                  ------------

RETAIL - 0.2%
Target Corporation,
  5.875%, 03/01/2012                                  30,000            32,613
Wal-Mart Stores, Inc.,
  4.550%, 05/01/2013                                  30,000            29,688
                                                                  ------------
                                                                        62,301
                                                                  ------------

STEEL MANUFACTURING - 0.2%
Pohang Iron & Steel Co., Ltd.,
  7.125%, 07/15/2004(1)<F7>                           65,000            66,537
                                                                  ------------

TELECOMMUNICATION - 0.5%
AT&T Wireless Services Inc.,
  8.125%, 05/01/2012                                   5,000             5,891
British Telecommunications Plc,
  8.625%, 12/15/2030(1)<F7>                          100,000           131,233
                                                                  ------------
                                                                       137,124
                                                                  ------------

TRANSPORTATION SERVICES - 0.6%
FedEx Corp., 9.650%, 06/15/2012                      125,000           163,764
                                                                  ------------

WASTE DISPOSAL - 0.7%
Waste Management, Inc.,
  7.000%, 07/15/2028                                 175,000           188,927
                                                                  ------------
TOTAL CORPORATE BONDS
  (COST $6,317,760)                                                  6,782,124
                                                                  ------------

REVENUE BONDS - 0.2%
Tobacco Settlement Financing Corp. -
  Louisiana, 6.360%, 05/15/2025                       56,553            55,342
                                                                  ------------
TOTAL REVENUE BONDS
  (COST $57,038)                                                        55,342
                                                                  ------------

FOREIGN GOVERNMENT BONDS - 1.0%
National Bank of Hungary,
  8.875%, 11/01/2013(1)<F7>                           75,000            96,716
Republic of Italy,
  2.500%, 03/31/2006(1)<F7>                           30,000            30,103
United Mexican States,
  11.500%, 05/15/2026(1)<F7>                         100,000           145,000
                                                                  ------------
TOTAL FOREIGN GOVERNMENT BONDS
  (COST $230,656)                                                      271,819
                                                                  ------------

U.S. GOVERNMENT AGENCY
  OBLIGATIONS - 5.7%
Federal Home Loan Bank,
  4.875%, 11/15/2006                                  80,000            85,073
Federal Home Loan Bank,
  3.500%, 11/15/2007                                  40,000            40,520
Federal Home Loan Bank,
  4.500%, 09/16/2013                                  60,000            59,227
Federal Home Loan Mortgage
  Corporation, 6.625%, 09/15/2009                    950,000         1,087,702
Federal National Mortgage
  Association, 6.125%, 03/15/2012                    200,000           223,119
Tennessee Valley Authority,
  6.250%, 12/15/2017                                  80,000            88,396
                                                                  ------------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS (COST $1,563,577)                                      1,584,037
                                                                  ------------

U.S. TREASURY SECURITIES - 16.8%

U.S. TREASURY BONDS - 13.4%
United States Treasury Bond,
  9.875%, 11/15/2015                                 225,000           335,549
United States Treasury Bond,
  9.250%, 02/15/2016                                 425,000           610,158
United States Treasury Bond,
  6.250%, 08/15/2023                               1,200,000         1,368,142
United States Treasury Bond,
  5.375%, 02/15/2031                                 640,000           667,626
United States Treasury Inflation
  Index Bond, 3.875%, 04/15/2029                     590,830           765,679
                                                                  ------------
                                                                     3,747,154
                                                                  ------------

U.S. TREASURY NOTES - 2.9%
United States Treasury Inflation
  Index Note, 1.875%, 07/15/2013                      90,658            90,035
United States Treasury Note,
  3.125%, 10/15/2008                                  80,000            79,872
United States Treasury Note,
  6.000%, 08/15/2009                                  75,000            84,976
United States Treasury Note,
  4.250%, 08/15/2013                                  35,000            35,055
United States Treasury Note,
  4.250%, 11/15/2013                                 520,000           519,594
                                                                  ------------
                                                                       809,532
                                                                  ------------

U.S. TREASURY STRIPS - 0.5%
United States Treasury Strip,
  0.000%, 11/15/2027                                 570,000           153,923
                                                                  ------------
TOTAL U.S. TREASURY SECURITIES
  (COST $4,559,169)                                                  4,710,609
                                                                  ------------

ASSET BACKED SECURITIES - 10.3%
Ameriquest Mortgage Securities Inc.,
  2002-5 AV3, 1.611%, 02/25/2033(4)<F10>              75,000            75,237
Bayview Financial Acquisition
  Trust, 2002-AA A1, 1.491%,
  02/25/2032 (Cost $48,383,
  Acquired 07/24/2003)(2)<F8>(4)<F10>                 48,376            48,425
CDC Mortgage Capital Trust,
  2002-HE3 A, 1.631%, 03/25/2033(4)<F10>              59,788            60,006
Chevy Chase Home Loan Trust,
  1996-1 A, 7.150%, 05/15/2015                        36,571            37,218
Cityscape Home Equity Loan Trust,
  1997-C A4, 7.000%, 07/25/2028                       40,800            40,944
Conseco Finance, 2000-D A5,
  8.410%, 12/15/2025                                 100,000           107,986
Conseco Finance, 2002-C AF3,
  4.580%, 06/15/2032                                  90,646            91,848
Contimortgage Home Equity
  Loan Trust, 1997-2 A9,
  7.090%, 04/15/2028                                 102,701           102,708
Delta Funding Home Equity
  Loan Trust, 1997-3 A6F,
  6.860%, 10/25/2028                                  11,134            11,134
Fairbanks Capital Mortgage
  Loan Trust, 1999-1 A,
  1.741%, 05/25/2028(4)<F10>                         102,315           100,918
Green Tree Financial Corporation,
  1997-7 A6, 6.760%, 07/15/2029                      240,101           248,670
Green Tree Home Improvement
  Loan Trust, 1996-D HEM2,
  8.300%, 09/15/2027                                 400,000           401,169
Home Equity Asset Trust,
  2002-4 A3, 1.621%, 03/25/2033(4)<F10>               47,535            47,697
Home Equity Mortgage Trust,
  2003-5 A1, 1.561%, 01/25/2034(4)<F10>               91,401            91,587
IMC Home Equity Loan Trust,
  1997-5 A10, 6.880%, 11/20/2028                     160,620           165,091
The Money Store Home
  Equity Trust, 1997-D AF7,
  6.485%, 12/15/2038                                 266,900           270,497
New Century Home Equity
  Loan Trust, 2003-5 AI3,
  3.560%, 11/25/2033                                 150,000           151,389
Onyx Acceptance Auto Trust,
  2003-A A2, 1.640%, 11/15/2005                       55,817            55,915
Residential Asset Mortgage
  Products, Inc., 2002-RS3 AI5,
  5.572%, 06/25/2032                                 130,000           136,160
Residential Asset Securities
  Corporation, 2003-KS5 AI6,
  3.620%, 07/25/2033                                 200,000           188,939
Residential Asset Securities
  Corporation, 2003-KS11 AI3,
  3.320%, 02/25/2029                                 150,000           149,985
Residential Funding Mortgage
  Securities, Inc., 2003-HS3 A2B,
  1.431%, 08/25/2033(4)<F10>                          80,540            80,486
Structured Asset Investment
  Loan Trust, 2003-BC9 3A1,
  1.391%, 08/25/2033(4)<F10>                          91,991            91,913
UCFC Home Equity Loan,
  1998-C A7, 5.935%, 01/15/2030                      139,397           143,710
                                                                  ------------
TOTAL ASSET BACKED SECURITIES
  (COST $2,854,509)                                                  2,899,632
                                                                  ------------

MORTGAGE BACKED
  SECURITIES - PRIVATE - 4.4%
Asset Securitization Corporation,
  1996-D2 A1, 6.920%, 02/14/2029                     139,076           147,831
Bear Stearns Asset Backed
  Securities, Inc., 2003-AC1 A1,
  4.103%, 05/25/2033(4)<F10>                         106,936           109,522
Commercial Mortgage Acceptance
  Corporation, 1997-ML1 A4,
  6.735%, 12/15/2030                                  85,994            93,207
Deutsche Mortgage and Asset
  Receiving Corp., 1998-C1 A2,
  6.538%, 06/15/2031                                 100,000           109,580
GE Capital Commercial Mortgage
  Corporation., 2002-3A A2,
  4.996%, 12/10/2037                                 150,000           153,094
GMAC Commercial Mortgage
  Securities Inc., 1997-C1 A3,
  6.869%, 07/15/2029                                 100,000           110,662
GMAC Commercial Mortgage
  Securities Inc., 2003-C1 A2,
  4.079%, 05/10/2036                                 125,000           118,759
MLCC Mortgage Investors,
  Inc., 2003-F A3, 2.847%,
  10/25/2028(3)<F9>(4)<F10>                           49,011            50,054
Nomura Asset Securities
  Corporation, 1996-MD5 A1B,
  7.120%, 04/13/2039                                 170,000           185,233
Residential Funding Mortgage
  Securities I, 1992-S41 A11,
  7.000%, 12/25/2007                                 108,784           108,741
Residential Funding Mortgage
  Securities I, 1996-S14 M1,
  7.500%, 05/25/2026                                  50,072            50,048
                                                                  ------------
TOTAL MORTGAGE BACKED SECURITIES -
  PRIVATE (COST $1,203,557)                                          1,236,731
                                                                  ------------

MORTGAGE BACKED SECURITIES -
  U.S. AGENCY - 38.3%
FHLMC, Pool 160098,
  10.500%, 01/01/2010                                 13,441            14,813
FHLMC, Series 1 Class Z,
  9.300%, 04/15/2019                                  49,973            50,063
FHLMC, Series 2141 Class N,
  5.550%, 11/15/2027                                 200,000           206,213
FHLMC, Series 2277 Class B,
  7.500%, 01/15/2031                                 100,703           102,888
FHLMC, Series 2418 Class MC,
  6.000%, 09/15/2019                                  95,751            96,994
FHLMC, Series 2489 Class UA,
  4.000%, 12/15/2012                                  40,872            40,988
FHLMC, Series 2531 Class N,
  4.000%, 07/15/2027                                 122,744           123,972
FHLMC, Series 2533, Class PC,
  5.000%, 10/15/2017                                 125,000           128,549
FHLMC, Series 2539, Class QB,
  5.000%, 09/15/2015                                 175,000           179,868
FHLMC, Series 2567, Class OD,
  5.000%, 08/15/2015                                 125,000           127,834
FHLMC Gold, Pool C00689,
  6.500%, 12/01/2028                                  48,158            50,529
FHLMC Gold, Pool C00760,
  6.500%, 05/01/2029                                  78,462            82,277
FHLMC Gold, Pool C00785,
  6.500%, 06/01/2029                                  63,245            66,320
FHLMC Gold, Pool C20300,
  6.500%, 01/01/2029                                  73,158            76,760
FHLMC Gold, Pool E01251,
  5.500%, 11/01/2017                                 166,797           173,110
FHLMC Gold, Pool E01280,
  5.000%, 12/01/2017                                 123,571           126,044
FHLMC Gold, Pool TBA,
  5.500%, 01/01/2018                                 100,000           103,656
FNMA, Pool 251813,
  6.500%, 07/01/2028                                  47,744            50,021
FNMA, Pool 251967,
  6.500%, 09/01/2028                                  58,839            61,645
FNMA, Pool 252162,
  6.500%, 12/01/2028                                  50,473            52,880
FNMA, Pool 252570,
  6.500%, 07/01/2029                                 111,907           117,178
FNMA, Pool 252645,
  6.500%, 08/01/2029                                  48,820            51,119
FNMA, Pool 253183,
  7.500%, 04/01/2030                                   9,414            10,070
FNMA, Pool 253398,
  8.000%, 08/01/2030                                  47,085            50,936
FNMA, Pool 254509,
  5.000%, 10/01/2017                                 145,343           148,504
FNMA, Pool 254510,
  5.000%, 11/01/2017                                 169,240           172,920
FNMA, Pool 254631,
  5.000%, 02/01/2018                                 137,393           140,381
FNMA, Pool 254907,
  5.000%, 10/01/2018                                 146,951           150,160
FNMA, Pool 254953,
  5.000%, 11/01/2018                                 123,003           125,689
FNMA, Pool 303168,
  9.500%, 02/01/2025                                  23,460            26,260
FNMA, Pool 545081,
  6.500%, 06/01/2015                                  36,590            38,841
FNMA, Pool 585226,
  6.500%, 05/01/2031                                  40,047            41,910
FNMA, Pool 627116,
  6.000%, 02/01/2032                                 272,498           281,963
FNMA, Pool TBA,
  4.500%, 01/01/2019                                 900,000           901,406
FNMA, Pool TBA,
  5.000%, 01/01/2019                                  50,000            51,016
FNMA, Pool TBA,
  6.000%, 01/01/2019                                 750,000           786,796
FNMA, Pool TBA,
  6.000%, 01/01/2034                                 700,000           723,407
FNMA, Series 1990-105 Class J,
  6.500%, 09/25/2020                                 115,408           121,849
FNMA, Series 1991-86 Class Z,
  6.500%, 07/25/2021                                 148,607           157,051
FNMA, Series 1992-136 Class PK,
  6.000%, 08/25/2022                                 151,341           159,844
FNMA, Series 1998-66 Class C,
  6.000%, 12/25/2028                                  67,896            71,135
FNMA, Series 2002-68 Class KG,
  4.750%, 12/25/2014                                 140,617           143,830
FNMA, Series 2002-70 Class PL,
  5.000%, 04/25/2015                                 225,000           231,589
FNMA, Series 2003-31 Class KG,
  4.500%, 12/25/2028                                 175,000           176,363
FNMA, Series 2003-44 Class AB,
  3.750%, 05/25/2033                                  84,841            85,029
GNMA, Pool 2714,
  6.500%, 02/20/2029                                 181,650           191,465
GNMA, Pool 479168,
  8.000%, 02/15/2030                                 123,490           134,422
GNMA, Pool 508043,
  6.500%, 06/15/2029                                 363,689           384,066
GNMA, Pool 554206,
  6.500%, 12/15/2031                                 141,446           149,291
GNMA, Pool 571903,
  6.500%, 10/15/2031                                 394,227           416,092
GNMA, Pool 780315,
  9.500%, 12/15/2017                                  48,115            53,892
GNMA, Pool 780678,
  6.500%, 11/15/2027                                 141,393           149,617
GNMA, Pool 781038,
  6.500%, 05/15/2029                                  37,081            39,169
GNMA, Pool 781340,
  6.500%, 10/15/2031                                 308,899           326,131
GNMA, Pool TBA,
  5.000%, 01/01/2034                               1,820,000         1,804,075
GNMA, Pool TBA,
  6.000%, 01/01/2034                                 200,000           207,938
                                                                  ------------
TOTAL MORTGAGE BACKED SECURITIES -
  U.S. AGENCY (COST $10,610,421)                                    10,736,828
                                                                  ------------

SHORT-TERM INVESTMENTS - 16.3%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.3%
Federal Home Loan Bank Discount
  Note, 0.500%, 01/02/2004                         4,213,000         4,212,942
Federal National Mortgage
  Association Discount Note,
  1.000%, 01/28/2004                                 350,000           349,737
Federal National Mortgage
  Association Discount Note,
  0.960%, 03/24/2004                                  20,000            19,956
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $4,582,629)                                                  4,582,635
                                                                  ------------

INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING - 24.1%

CERTIFICATES OF DEPOSIT - 1.9%
Deutsche Bank Certificate of
  Deposit, 1.310%, 01/31/2004(4)<F10>                261,296           261,296
Svenska Handlsbankn Certificate
  of Deposit, 1.100%, 03/15/2004                     261,296           261,296
                                                                  ------------
TOTAL CERTIFICATES OF DEPOSIT
  (COST $522,592)                                                      522,592
                                                                  ------------
COMMERCIAL PAPER - 4.0%
Goldman Sachs Group Inc.
  Commercial Paper,
  1.070%, 07/02/2004(4)<F10>                         261,296           261,296
Leafs LLC Commercial Paper,
  1.160%, 04/20/2004 (Cost $261,296,
  Acquired 04/21/2003)(2)<F8>(4)<F10>                261,296           261,296
Lehman Brothers Holdings
  Commercial Paper, 1.070%,
  02/27/2004 (4)<F10>                                261,296           261,296
Morgan Stanley Commercial Paper,
  1.080%, 03/19/2004(4)<F10>                         326,620           326,620
                                                                  ------------
TOTAL COMMERCIAL PAPER
  (COST $1,110,508)                                                  1,110,508
                                                                  ------------

MONEY MARKET FUNDS - 1.5%
AIM Liquid Assets Portfolio -
  Institutional Class                                137,180           137,180
Merrill Lynch Premier
  Institutional Fund                                 297,327           297,327
                                                                  ------------
TOTAL MONEY MARKET FUNDS
  (COST $434,507)                                                      434,507
                                                                  ------------

OTHER SHORT-TERM INVESTMENTS - 3.2%
Beta Finance Inc.,
  1.070%, 01/16/2004(4)<F10>                         261,296           261,296
Halogen Funding Company, LLC,
  1.180%, 01/05/2004                                 261,296           261,296
Metlife Global Funding,
  1.151%, 04/28/2008(4)<F10>                         261,296           261,296
Premium Asset Trust 03-2, 1.190%,
  06/01/2004 (Cost $130,648,
  Acquired 05/02/2003)(2)<F8>(4)<F10>                130,648           130,648
                                                                  ------------
TOTAL OTHER SHORT-TERM INVESTMENTS
  (COST $914,536)                                                      914,536
                                                                  ------------

REPURCHASE AGREEMENTS - 13.5%
CS First Boston Repurchase
  Agreement, 1.010%, 01/02/2004
  (Collateralized by Freddie Mac
  Collateralized Mortgage
  Obligations)                                     2,155,692         2,155,692
CS First Boston Repurchase
  Agreement, 1.060%, 01/02/2004
  (Collateralized by Freddie Mac
  Collateralized Mortgage
  Obligations)                                     1,633,100         1,633,100
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS
  (COST $3,788,792)                                                  3,788,792
                                                                  ------------
TOTAL INVESTMENTS PURCHASED WITH
  CASH PROCEEDS FROM SECURITIES
  LENDING (COST $6,770,935)                                          6,770,935
                                                                  ------------
TOTAL INVESTMENTS
  (COST $38,750,251) - 141.3%                                       39,630,692
                                                                  ------------
Cash Received as Proceeds from
  Securities Lending - 0.0%                                              3,227
Liabilities, less Other Assets - (41.3%)                           (11,589,827)
                                                                  ------------
TOTAL NET ASSETS - 100.0%                                         $ 28,044,092
                                                                  ------------
                                                                  ------------

(1)<F7>   Foreign security.
(2)<F8>   Restricted under Rule 144A of the Securities Act of 1933.
(3)<F9>   Fair valued security.
(4)<F10> Variable rate security. The rate shown is the rate in effect on December 31, 2003.

                     See Notes to the Financial Statements.

AHA BALANCED FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2003 (Unaudited)

                                                         SHARES        VALUE
                                                         ------        -----
COMMON STOCKS - 61.9%

AEROSPACE & DEFENSE - 1.4%
General Dynamics Corporation                               300     $    27,117
Raytheon Company                                         5,900         177,236
United Technologies Corporation                            200          18,954
                                                                   -----------
                                                                       223,307
                                                                   -----------

AGRICULTURAL OPERATIONS - 0.2%
Archer-Daniels-Midland Company                             500           7,610
Monsanto Company                                           600          17,268
                                                                   -----------
                                                                        24,878
                                                                   -----------

AUTOMOBILES - 1.5%
Ford Motor Company                                       1,600          25,600
General Motors Corporation                                 600          32,040
Volkswagen AG - ADR(1)<F12>                             26,900         196,117
                                                                   -----------
                                                                       253,757
                                                                   -----------

BANKING - 2.2%
Bank of America Corporation                                900          72,387
FleetBoston Financial Corporation                        4,200         183,330
National City Corporation                                1,200          40,728
Wachovia Corporation                                     1,100          51,249
Wells Fargo & Company                                      300          17,667
                                                                   -----------
                                                                       365,361
                                                                   -----------

BIOTECHNOLOGY - 0.2%
Amgen Inc.*<F11>                                           228          14,090
Biogen Idec Inc.*<F11>                                     500          18,390
                                                                   -----------
                                                                        32,480
                                                                   -----------

BUILDING & HOUSING PRODUCTS - 0.2%
Louisiana-Pacific Corporation*<F11>                        700          12,516
The Sherwin-Williams Company                               600          20,844
                                                                   -----------
                                                                        33,360
                                                                   -----------

BUILDINGS - RESIDENTIAL/COMMERCIAL - 0.2%
Centex Corporation                                         200          21,530
KB HOME                                                    200          14,504
                                                                   -----------
                                                                        36,034
                                                                   -----------

BUSINESS MACHINES & SOFTWARE - 1.6%
International Business
  Machines Corporation                                     900          83,412
Pitney Bowes Inc.                                        4,500         182,790
                                                                   -----------
                                                                       266,202
                                                                   -----------

BUSINESS SERVICES - 0.2%
Cendant Corporation*<F11>                                1,700          37,859
                                                                   -----------

CHEMICALS - 0.1%
Engelhard Corporation                                      500          14,975
                                                                   -----------

COMMUNICATION & MEDIA - 1.7%
Time Warner Inc.*<F11>                                     700          12,593
The Walt Disney Company                                 11,600         270,628
                                                                   -----------
                                                                       283,221
                                                                   -----------

COMPUTER SERVICES - 0.6%
Computer Sciences Corporation*<F11>                        400          17,692
Electronic Data Systems Corporation                        100           2,454
SunGard Data Systems Inc.*<F11>                            100           2,771
Unisys Corporation*<F11>                                 5,500          81,675
                                                                   -----------
                                                                       104,592
                                                                   -----------

COMPUTERS - 0.3%
Dell Inc.*<F11>                                            500          16,980
EMC Corporation*<F11>                                    3,000          38,760
                                                                   -----------
                                                                        55,740
                                                                   -----------

CONSUMER PRODUCTS - 0.8%
American Greetings
  Corporation - Class A*<F11>                              500          10,935
Hasbro, Inc.                                               700          14,896
Kimberly-Clark Corporation                                 700          41,363
The Procter & Gamble Company                               600          59,928
                                                                   -----------
                                                                       127,122
                                                                   -----------

DRUGS - 6.6%
Abbott Laboratories                                      6,800         316,880
Bristol-Myers Squibb Company                             1,800          51,480
Eli Lilly and Company                                      100           7,033
GlaxoSmithKline plc - ADR(1)<F12>                        6,500         303,030
Johnson & Johnson                                        1,192          61,579
Merck & Co. Inc.                                           700          32,340
Pfizer Inc.                                              1,720          60,768
Watson Pharmaceuticals, Inc.*<F11>                         300          13,800
Wyeth                                                    5,900         250,455
                                                                   -----------
                                                                     1,097,365
                                                                   -----------

ENERGY - 1.3%
CenterPoint Energy, Inc.                                 1,400          13,566
Dynegy Inc. - Class A*<F11>                              1,500           6,420
Edison International                                     1,000          21,930
Entergy Corporation                                        500          28,565
FirstEnergy Corp.                                        2,800          98,560
Public Service Enterprise
  Group Incorporated                                       400          17,520
Sempra Energy                                              500          15,030
Xcel Energy, Inc.                                          800          13,584
                                                                   -----------
                                                                       215,175
                                                                   -----------

FINANCIAL - INVESTMENT
  BANKING CORPORATIONS - 1.4%
The Bear Stearns Companies Inc.                            200          15,990
Citigroup Inc.                                           1,566          76,014
J.P. Morgan Chase & Co.                                  1,500          55,095
Lehman Brothers Holdings Inc.                              500          38,610
Merrill Lynch & Co., Inc                                   900          52,785
                                                                   -----------
                                                                       238,494
                                                                   -----------

FINANCIAL SERVICES - 2.5%
Capital One Financial Corporation                          400          24,516
Countrywide Financial Corporation                          400          30,340
Fannie Mae                                                 300          22,518
Freddie Mac                                              1,000          58,320
ING Groep N.V. - ADR(1)<F12>                             9,611         224,994
John Hancock Financial Services, Inc.                      500          18,750
Washington Mutual, Inc.                                  1,000          40,120
                                                                   -----------
                                                                       419,558
                                                                   -----------

FOOD & BEVERAGE - 2.3%
Campbell Soup Company                                      800          21,440
The Coca-Cola Company                                      100           5,075
H.J. Heinz Company                                         800          29,144
Kellogg Company                                            900          34,272
Kraft Foods Inc. - Class A                               3,500         112,770
Sara Lee Corporation                                     7,800         169,338
                                                                   -----------
                                                                       372,039
                                                                   -----------

HEALTH CARE SERVICES - 2.9%
Aetna Inc.                                                 200          13,516
HCA Inc.                                                 7,000         300,720
Humana Inc.*<F11>                                          700          15,995
Medco Health Solutions, Inc.*<F11>                       3,700         125,763
WellPoint Health Networks Inc.*<F11>                       200          19,398
                                                                   -----------
                                                                       475,392
                                                                   -----------

HEALTH CARE SUPPLIES - 2.1%
AmerisourceBergen Corporation                            3,500         196,525
Becton, Dickinson and Company                              300          12,342
Boston Scientific Corporation*<F11>                        400          14,704
Guidant Corporation                                      1,900         114,380
McKesson Corporation                                       500          16,080
                                                                   -----------
                                                                       354,031
                                                                   -----------

INDUSTRIAL AUTOMATION - 0.1%
Rockwell Automation, Inc.                                  500          17,800
                                                                   -----------

INDUSTRIAL GASES - 0.9%
Air Products and Chemicals, Inc.                         2,600         137,358
Praxair, Inc.                                              400          15,280
                                                                   -----------
                                                                       152,638
                                                                   -----------

INSURANCE - 6.9%
ACE Limited(1)<F12>                                      5,900         244,378
The Allstate Corporation                                 7,700         331,254
American International Group, Inc.                         512          33,935
CIGNA Corporation                                        4,300         247,250
MetLife, Inc.                                            1,200          40,404
Travelers Property Casualty
  Corp. - Class A                                       14,200         238,276
                                                                   -----------
                                                                     1,135,497
                                                                   -----------

MANUFACTURING - DIVERSIFIED - 0.7%
3M Co.                                                     600          51,018
Cooper Industries, Ltd. - Class A(1)<F12>                  400          23,172
ITT Industries, Inc.                                       200          14,842
Sanmina-SCI Corporation*<F11>                            1,200          15,132
Textron Inc.                                               300          17,118
                                                                   -----------
                                                                       121,282
                                                                   -----------

METALS - DIVERSIFIED - 0.1%
Freeport-McMoRan Copper
  & Gold, Inc. - Class B                                   300          12,639
                                                                   -----------

MULTI-INDUSTRY - 0.5%
General Electric Company                                 2,800          86,744
                                                                   -----------

NETWORKING - 0.5%
Cisco Systems, Inc.*<F11>                                3,500          85,015
                                                                   -----------

OIL & GAS - 1.4%
Burlington Resources Inc.                                  100           5,538
ConocoPhillips                                             800          52,456
Devon Energy Corporation                                   400          22,904
Exxon Mobil Corporation                                  1,748          71,668
Marathon Oil Corporation                                   700          23,163
Occidental Petroleum Corporation                           800          33,792
Sunoco, Inc.                                               300          15,345
                                                                   -----------
                                                                       224,866
                                                                   -----------

OIL & GAS - SERVICES - 0.6%
Schlumberger Limited(1)<F12>                             1,900         103,968
                                                                   -----------

PACKAGING - 1.6%
Pactiv Corporation*<F11>                                11,300         270,070
                                                                   -----------

PAPER AND RELATED PRODUCTS - 1.1%
Georgia-Pacific Corp                                     5,600         171,752
Temple-Inland Inc.                                         200          12,534
                                                                   -----------
                                                                       184,286
                                                                   -----------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
Simon Property Group, Inc.                                 300          13,902
                                                                   -----------

RESTAURANTS - 0.9%
Brinker International, Inc.*<F11>                        4,400         145,904
                                                                   -----------

RETAIL - 5.9%
AutoNation, Inc.*<F11>                                     800          14,696
Best Buy Co., Inc.                                         500          26,120
CVS Corporation                                          6,100         220,332
Federated Department Stores, Inc.                          400          18,852
The Home Depot, Inc.                                       400          14,196
Limited Brands                                          11,700         210,951
The May Department Stores Company                        7,100         206,397
RadioShack Corporation                                     200           6,136
Sears, Roebuck and Co.                                     500          22,745
SUPERVALU INC.                                             700          20,013
Target Corporation                                       4,300         165,120
Wal-Mart Stores, Inc.                                      800          42,440
                                                                   -----------
                                                                       967,998
                                                                   -----------

SEMICONDUCTORS - 0.7%
Intel Corporation                                        2,900          93,380
National Semiconductor Corporation*<F11>                   400          15,764
                                                                   -----------
                                                                       109,144
                                                                   -----------

SOFTWARE - 4.9%
Autodesk, Inc.                                           4,000          98,320
BMC Software, Inc.*<F11>                                15,600         290,940
Citrix Systems, Inc.*<F11>                                 700          14,847
Microsoft Corporation                                   14,600         402,084
                                                                   -----------
                                                                       806,191
                                                                   -----------

TELECOMMUNICATIONS - 2.8%
Nextel Communications,
  Inc. - Class A*<F11>                                   1,600          44,896
SBC Communications Inc.                                    800          20,856
Scientific-Atlanta, Inc.                                   500          13,650
Sprint Corp - PCS Group *<F11>                          23,900         134,318
Sprint Corporation                                         800          13,136
Verizon Communications Inc.                              6,800         238,544
                                                                   -----------
                                                                       465,400
                                                                   -----------

TRANSPORTATION - 0.2%
Burlington Northern
  Santa Fe Corporation                                     800          25,880
United Parcel Service, Inc. - Class B                      100           7,455
                                                                   -----------
                                                                        33,335
                                                                   -----------

TRAVEL & RECREATION - 1.5%
Carnival Corporation(1)<F12>                             6,100         242,353
                                                                   -----------

TRUCKING - 0.1%
Ryder System, Inc.                                         600          20,490
                                                                   -----------

WASTE DISPOSAL - 0.1%
Allied Waste Industries, Inc.*<F11>                      1,600          22,208
                                                                   -----------
TOTAL COMMON STOCKS
  (COST $8,591,255)                                                 10,252,672
                                                                   -----------

                                                     PRINCIPAL
                                                      AMOUNT
                                                     ---------
CORPORATE BONDS - 12.8%

BANKS - 4.3%
Allfirst Financial Inc.,
   7.200%, 07/01/2007                               $   50,000          55,790
AmSouth Bancorporation,
  6.750%, 11/01/2025                                    50,000          55,159
Banco Santander Chile,
  6.500%, 11/01/2005(2)<F13>                            50,000          52,946
Bank of Oklahoma NA,
  7.125%, 08/15/2007                                    50,000          56,664
Bank United, 8.000%, 03/15/2009                         50,000          59,317
Bankers Trust Corporation,
  7.500%, 11/15/2015                                    25,000          29,473
Compass Bank, 8.100%, 08/15/2009                        50,000          59,949
Corporacion Andina de Fomento,
  8.875%, 06/01/2005(2)<F13>                            50,000          54,818
Dresdner Bank - New York,
  7.250%, 09/15/2015(2)<F13>                            50,000          57,534
First National Bank Chicago,
  8.080%, 01/05/2018                                    50,000          60,365
PNC Funding Corp.,
  7.500%, 11/01/2009                                    50,000          58,708
Signet Banking Corporation,
  7.800%, 09/15/2006                                    50,000          56,995
Standard Federal Bancorporation,
  7.750%, 07/17/2006                                    50,000          55,872
                                                                   -----------
                                                                       713,590
                                                                   -----------

BUILDING - 0.3%
Hanson Australia Funding,
  5.250%, 03/15/2013(2)<F13>                            50,000          49,877
                                                                   -----------

COMMUNICATION & MEDIA - 0.2%
Time Warner Cos Inc.,
  9.125%, 01/15/2013                                    25,000          31,824
                                                                   -----------

ENERGY - 1.7%
Conectiv, 6.730%, 06/01/2006                            33,000          33,713
Dominion Resources, Inc.,
  5.700%, 09/17/2012                                    50,000          52,790
Exelon Generation Co., LLC,
  6.950%, 06/15/2011                                    50,000          56,249
Hydro-Quebec,
  11.750%, 02/01/2012(2)<F13>                           50,000          73,977
PSI Energy, Inc.,
  7.850%, 10/15/2007                                    50,000          57,921
                                                                   -----------
                                                                       274,650
                                                                   -----------

FINANCIAL - 2.3%
American General Finance
  Corporation, 8.450%, 10/15/2009                       50,000          60,835
Amvescap Plc,
  5.900%, 01/15/2007(2)<F13>                            25,000          27,036
Countrywide Home Loans, Inc.,
  5.500%, 08/01/2006                                    50,000          53,440
Ford Motor Credit Company,
  6.500%, 01/25/2007                                    25,000          26,649
FPL Group Capital Inc.,
  7.625%, 09/15/2006                                    50,000          56,175
General Motors Acceptance
  Corporation, 7.250%, 03/02/2011                       50,000          54,933
Household Finance Corporation,
  8.000%, 07/15/2010                                    40,000          47,966
National Rural Utilities
  Cooperative Finance Corporation,
  5.750%, 08/28/2009                                    50,000          54,243
                                                                   -----------
                                                                       381,277
                                                                   -----------

FINANCIAL - INVESTMENT
  BANKING CORPORATIONS - 0.8%
Lehman Brothers Holdings Inc.,
  7.500%, 09/01/2006                                    75,000          84,226
Merrill Lynch & Co., Inc.,
  6.875%, 11/15/2018                                    50,000          57,716
                                                                   -----------
                                                                       141,942
                                                                   -----------

FOOD & BEVERAGES - 0.5%
Coca-Cola Enterprises Inc.,
  4.375%, 09/15/2009                                    50,000          51,417
The Quaker Oats Company,
  9.250%, 11/27/2007                                    25,000          29,426
                                                                   -----------
                                                                        80,843
                                                                   -----------

INSURANCE - 0.6%
MetLife, Inc., 6.500%, 12/15/2032                       50,000          53,196
Protective Life Corporation,
  4.300%, 06/01/2013                                    50,000          47,439
                                                                   -----------
                                                                       100,635
                                                                   -----------

OIL & GAS - 0.5%
ONEOK, Inc., 7.750%, 08/15/2006                         50,000          55,720
Pemex Project Funding Master
  Trust, 9.125%, 10/13/2010                             25,000          29,812
                                                                   -----------
                                                                        85,532
                                                                   -----------

PACKAGING - 0.4%
Pactiv Corporation,
  7.950%, 12/15/2025                                    50,000          59,669
                                                                   -----------

PAPER & FOREST - 0.4%
MeadWestvaco Corporation,
  9.750%, 06/15/2020                                    50,000          65,095
                                                                   -----------

RAILROAD TRANSPORTATION - 0.4%
Union Pacific Corporation,
  8.660%, 07/02/2011                                    57,560          64,974
                                                                   -----------

TRANSPORTATION SERVICES - 0.4%
FedEx Corp., 9.650%, 06/15/2012                         50,000          65,506
                                                                   -----------
TOTAL CORPORATE BONDS
  (COST $2,031,015)                                                  2,115,414
                                                                   -----------

REVENUE BONDS - 0.2%
Tobacco Settlement Financing Corp. -
  Louisiana, 6.360%, 05/15/2025                         37,702          36,894
                                                                   -----------
TOTAL REVENUE BONDS
  (COST $38,025)                                                        36,894
                                                                   -----------

U.S. GOVERNMENT AGENCY
  OBLIGATIONS - 0.2%
Federal Home Loan Mortgage
  Corporation, 6.625%, 09/15/2009                       25,000          28,555
                                                                   -----------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS (COST $28,548)                                            28,555
                                                                   -----------

U.S. TREASURY SECURITIES - 6.6%
United States Treasury Bond,
  9.250%, 02/15/2016                                   440,000         631,693
United States Treasury Bond,
  6.250%, 08/15/2023                                   400,000         456,047
                                                                   -----------
TOTAL U.S. TREASURY SECURITIES
  (COST $1,078,657)                                                  1,087,740
                                                                   -----------

ASSET BACKED SECURITIES - 3.8%
Banc One Home Equity Trust,
  1999-1 A4, 6.470%, 05/25/2026                         78,819          82,589
Conseco Finance, 2002-C AF3,
  4.580%, 06/15/2032                                    67,985          68,886
Green Tree Financial Corporation,
  1993-3 A7, 6.400%, 10/15/2018                         74,507          77,588
Residential Asset Mortgage
  Products, Inc., 2002-RS3 AI5,
  5.572%, 06/25/2032                                   150,000         157,107
Residential Asset Mortgage
  Products, Inc., 2003-RS11 AI3,
  3.564%, 08/25/2028                                    75,000          74,999
Residential Asset Securities
  Corporation, 2003-KS10 AI3,
  3.250%, 05/25/2029                                   100,000         100,071
Residential Asset Securities
  Corporation, 2003-KS11 AI3,
  3.320%, 02/25/2029                                    75,000          74,992
                                                                   -----------
TOTAL ASSET BACKED SECURITIES
  (COST $630,905)                                                      636,232
                                                                   -----------

MORTGAGE BACKED
  SECURITIES - PRIVATE - 1.5%
GE Capital Commercial Mortgage
  Corporation, 2002-3A A2,
  4.996%, 12/10/2037                                   100,000         102,063
GMAC Commercial Mortgage
  Securities Inc., 2003-C1 A2,
  4.079%, 05/10/2036                                    50,000          47,504
Residential Accredit Loans, Inc.,
  1997-QS5 A9, 7.250%, 06/25/2027                        8,289           8,285
Residential Accredit Loans, Inc.,
  1997-QS9 A8, 7.250%, 09/25/2027                       21,832          21,821
Residential Funding Mortgage
  Securities I, Inc. 2003-S11 A2,
  4.000%, 06/25/2018                                    75,000          70,984
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES -
  PRIVATE (COST $252,777)                                              250,657
                                                                   -----------

MORTGAGE BACKED
  SECURITIES - U.S. AGENCY - 11.2%
FHLMC, Series 159 H,
  4.500%, 09/15/2021                                    29,913          29,922
FHLMC, Series 1395 G,
  6.000%, 10/15/2022                                    13,649          13,963
FHLMC, Series 2479 NH,
  5.000%, 12/15/2014                                     1,929           1,928
FHLMC, Series 2489 UA,
  4.000%, 12/15/2012                                    40,872          40,989
FHLMC, Series 2492 MD,
  5.500%, 09/15/2019                                   100,000         103,776
FHLMC, Series 2531 N,
  4.000%, 07/15/2027                                    81,829          82,648
FHLMC, Series 2533 PC,
  5.000%, 10/15/2017                                    75,000          77,130
FHLMC, Series 2539 QB,
  5.000%, 09/15/2015                                   100,000         102,782
FHLMC, Series 2567 OD,
  5.000%, 08/15/2015                                    50,000          51,133
FHLMC, Series 2578 PD,
  5.000%, 08/15/2014                                    50,000          51,015
FHLMC Gold, Pool C00632,
  7.000%, 07/01/2028                                    52,103          55,220
FHLMC Gold, Pool C00760,
  6.500%, 05/01/2029                                    56,667          59,422
FHLMC Gold, Pool C00785,
  6.500%, 06/01/2029                                    58,727          61,583
FHLMC Gold, Pool E01140,
  6.000%, 05/01/2017                                    48,906          51,350
FNMA, Pool 251813,
  6.500%, 07/01/2028                                    33,054          34,630
FNMA, Pool 252255,
  6.500%, 02/01/2029                                    67,983          71,225
FNMA, Pool 254509,
  5.000%, 10/01/2017                                    48,448          49,501
FNMA, Pool 254510,
  5.000%, 11/01/2017                                    67,696          69,168
FNMA, Pool 254631,
  5.000%, 02/01/2018                                   117,765         120,326
FNMA, Series 1993-58 H,
  5.500%, 04/25/2023                                    71,163          74,448
FNMA, Series 2002-70 PL,
  5.000%, 04/25/2015                                    50,000          51,464
FNMA, Series 2003-31 KG,
  4.500%, 12/25/2028                                   100,000         100,779
FNMA, Series 2003-44 AB,
  3.750%, 05/25/2033                                    33,937          34,012
GNMA, Pool 2563,
  6.500%, 03/20/2028                                    70,167          73,989
GNMA, Pool 2714,
  6.500%, 02/20/2029                                    90,825          95,733
GNMA, Pool 559847,
  6.000%, 01/15/2032                                    78,236          81,442
GNMA, Pool 582210,
  6.000%, 01/15/2032                                    47,247          49,184
GNMA, Pool 780615,
  6.500%, 08/15/2027                                    85,050          89,997
GNMA, Pool 780678,
  6.500%, 11/15/2027                                    75,410          79,796
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES -
  U.S. AGENCY (COST $1,844,985)                                      1,858,555
                                                                   -----------

SHORT-TERM INVESTMENTS - 2.5%
U.S. GOVERNMENT OBLIGATIONS - 2.5%
Federal Home Loan Bank Discount
  Note, 0.500%, 01/02/2004                             410,000         409,994
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $409,994)                                                      409,994
                                                                   -----------

INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING - 31.6%

CERTIFICATES OF DEPOSIT - 2.4%
Deutsche Bank Certificate of
  Deposit, 1.310%, 01/31/2004(3)<F14>                  201,764         201,764
Svenska Handlsbankn Certificate of
  Deposit, 1.100%, 03/15/2004                          201,764         201,764
                                                                   -----------
TOTAL CERTIFICATES OF DEPOSIT
  (COST $403,528)                                                      403,528
                                                                   -----------

COMMERCIAL PAPER - 5.2%
Goldman Sachs Group Inc.
  Commercial Paper,
  1.070%, 07/02/2004(3)<F14>                           201,764         201,764
Leafs LLC Commercial Paper,
  1.160%, 04/20/2004
  (Cost $201,764,
  Acquired 04/21/2003)(3)<F14>(4)<F15>                 201,764         201,764
Lehman Brothers Holdings
  Commercial Paper,
  1.070%, 02/27/2004(3)<F14>                           201,764         201,764
Morgan Stanley Commercial Paper,
  1.080%, 03/19/2004(3)<F14>                           252,205         252,205
                                                                   -----------
TOTAL COMMERCIAL PAPER
  (COST $857,497)                                                      857,497
                                                                   -----------

MONEY MARKET FUNDS - 2.0%
AIM Liquid Assets Portfolio -
  Institutional Class                                  105,926         105,926
Merrill Lynch Premier
  Institutional Fund                                   229,586         229,586
                                                                   -----------
TOTAL MONEY MARKET FUNDS
  (COST $335,512)                                                      335,512
                                                                   -----------

OTHER SHORT-TERM INVESTMENTS - 4.3%
Beta Finance Inc.,
  1.070%, 01/16/2004(3)<F14>                           201,764         201,764
Halogen Funding Company, LLC,
  1.180%, 01/05/2004                                   201,764         201,764
Metlife Global Funding,
  1.151%, 04/28/2008(3)<F14>                           201,764         201,764
Premium Asset Trust 03-2, 1.190%,
  06/01/2004 (Cost $100,882,
  Acquired 05/02/2003)(3)<F14>(4)<F15>                 100,882         100,882
                                                                   -----------
TOTAL OTHER SHORT-TERM
  INVESTMENTS (COST $706,174)                                          706,174
                                                                   -----------

REPURCHASE AGREEMENTS - 17.7%
CS First Boston Repurchase
  Agreement, 1.010%, 01/02/2004
  (Collateralized by Freddie Mac
  Collateralized Mortgage
  Obligations)                                       1,664,553       1,664,553
CS First Boston Repurchase
  Agreement, 1.060%, 01/02/2004
  (Collateralized by Freddie Mac
  Collateralized Mortgage
  Obligations)                                       1,261,025       1,261,025
                                                                   -----------
TOTAL REPURCHASE AGREEMENTS
  (COST $2,925,578)                                                  2,925,578
                                                                   -----------
TOTAL INVESTMENTS PURCHASED WITH
  CASH PROCEEDS FROM SECURITIES
  LENDING (COST $5,228,289)                                          5,228,289
                                                                   -----------
TOTAL INVESTMENTS
  (COST $20,134,450) - 132.3%                                       21,905,002
                                                                   -----------
Cash Received as Proceeds from
  Securities Lending - 0.0%                                              2,374
Liabilities, less Other Assets - (32.3)%                            (5,343,316)
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $16,564,060
                                                                   -----------
                                                                   -----------

  *<F11>   Non-income Producing Security.
     ADR   American Depository Receipt.
(1)<F12>   Foreign security which trades on U.S. exchange.
(2)<F13>   Foreign security.
(3)<F14> Variable rate security. The rate shown is the rate in effect on December 31, 2003.
(4)<F15>   Restricted under Rule 144A of the Securities Act of 1933.

                     See Notes to the Financial Statements.

AHA DIVERSIFIED EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2003 (Unaudited)

                                                     SHARES           VALUE
                                                     ------           -----
COMMON STOCKS - 97.5%

AEROSPACE & DEFENSE - 2.5%
General Dynamics Corporation                           3,400      $    307,326
Raytheon Company                                      29,800           895,192
United Technologies Corporation                        5,800           549,666
                                                                  ------------
                                                                     1,752,184
                                                                  ------------

AGRICULTURAL OPERATIONS - 0.0%
Monsanto Company                                         300             8,634
                                                                  ------------

AUTOMOBILES - 2.4%
Ford Motor Company                                    17,800           284,800
General Motors Corporation                             5,900           315,060
Volkswagen AG -ADR(1)<F17>                           147,000         1,071,718
                                                                  ------------
                                                                     1,671,578
                                                                  ------------

BANKING - 4.1%
Bank of America Corporation                            9,500           764,085
FleetBoston Financial Corporation                     21,700           947,205
National City Corporation                             11,400           386,916
Wachovia Corporation                                  12,500           582,375
Wells Fargo & Company                                  3,700           217,893
                                                                  ------------
                                                                     2,898,474
                                                                  ------------

BIOTECHNOLOGY - 0.5%
Amgen Inc.*<F16>                                       2,400           148,320
Biogen Idec Inc.*<F16>                                 5,600           205,968
                                                                  ------------
                                                                       354,288
                                                                  ------------

BUILDING & HOUSING PRODUCTS - 0.4%
Louisiana-Pacific Corporation*<F16>                    8,000           143,040
The Sherwin-Williams Company                           4,900           170,226
                                                                  ------------
                                                                       313,266
                                                                  ------------

BUILDINGS - RESIDENTIAL/COMMERCIAL - 0.6%
Centex Corporation                                     2,000           215,300
KB HOME                                                2,600           188,552
                                                                  ------------
                                                                       403,852
                                                                  ------------

BUSINESS MACHINES & SOFTWARE - 2.6%
International Business
  Machines Corporation                                 9,700           898,996
Pitney Bowes Inc.                                     23,600           958,632
                                                                  ------------
                                                                     1,857,628
                                                                  ------------

BUSINESS SERVICES - 0.6%
Cendant Corporation*<F16>                             17,700           394,179
                                                                  ------------

CHEMICALS - 0.2%
Engelhard Corporation                                  5,300           158,735
                                                                  ------------

COMMUNICATION & MEDIA - 2.2%
Time Warner Inc.*<F16>                                 8,100           145,719
The Walt Disney Company                               61,200         1,427,796
                                                                  ------------
                                                                     1,573,515
                                                                  ------------

COMPUTER SERVICES - 1.0%
Computer Sciences Corporation*<F16>                    4,000           176,920
Electronic Data Systems Corporation                      300             7,362
Unisys Corporation*<F16>                              32,900           488,565
                                                                  ------------
                                                                       672,847
                                                                  ------------

COMPUTERS - 1.4%
Dell Inc.*<F16>                                        5,700           193,572
EMC Corporation*<F16>                                 33,500           432,820
Hewlett-Packard Company                               16,100           369,817
                                                                  ------------
                                                                       996,209
                                                                  ------------

CONSUMER PRODUCTS - 1.7%
American Greetings
  Corporation -  Class A *<F16>                        7,200           157,464
Avon Products, Inc.                                    2,900           195,721
Hasbro, Inc.                                           7,300           155,344
Kimberly-Clark Corporation                             7,900           466,811
The Procter & Gamble Company                           2,000           199,760
                                                                  ------------
                                                                     1,175,100
                                                                  ------------

DRUGS - 9.6%
Abbott Laboratories                                   30,700         1,430,620
Bristol-Myers Squibb Company                          19,400           554,840
Eli Lilly and Company                                  1,600           112,528
GlaxoSmithKline plc - ADR(1)<F17>                     26,700         1,244,754
Johnson & Johnson                                     13,810           713,425
Merck & Co. Inc.                                       7,500           346,500
Pfizer Inc.                                           18,975           670,387
Watson Pharmaceuticals, Inc.*<F16>                     3,500           161,000
Wyeth                                                 37,300         1,583,385
                                                                  ------------
                                                                     6,817,439
                                                                  ------------

ENERGY - 2.5%
CenterPoint Energy, Inc.                              15,300           148,257
Dynegy Inc. - Class A*<F16>                           28,000           119,840
Edison International                                   9,600           210,528
Entergy Corporation                                    5,100           291,363
FirstEnergy Corp.                                     14,500           510,400
Public Service Enterprise
  Group Incorporated                                   4,100           179,580
Sempra Energy                                          5,500           165,330
Xcel Energy, Inc.                                      9,200           156,216
                                                                  ------------
                                                                     1,781,514
                                                                  ------------

FINANCIAL - INVESTMENT
  BANKING CORPORATIONS - 4.2%
The Bear Stearns Companies Inc.                        2,200           175,890
Citigroup Inc.                                        25,165         1,221,509
J.P. Morgan Chase & Co.                               16,500           606,045
Lehman Brothers Holdings Inc.                          5,100           393,822
Merrill Lynch & Co., Inc                               9,400           551,310
                                                                  ------------
                                                                     2,948,576
                                                                  ------------

FINANCIAL SERVICES - 3.6%
Capital One Financial Corporation                      4,100           251,289
Countrywide Financial Corporation                      3,600           273,060
Fannie Mae                                             3,300           247,698
Freddie Mac                                            4,900           285,768
ING Groep N.V. - ADR(1)<F17>                          44,708         1,046,614
John Hancock Financial Services, Inc.                  5,200           195,000
Washington Mutual, Inc.                                6,100           244,732
                                                                  ------------
                                                                     2,544,161
                                                                  ------------

FOOD & BEVERAGE - 4.4%
Campbell Soup Company                                  7,200           192,960
The Coca-Cola Company                                  4,300           218,225
General Mills, Inc.                                    6,700           303,510
H.J. Heinz Company                                     8,200           298,726
Kellogg Company                                        6,500           247,520
Kraft Foods Inc. - Class A                            28,000           902,160
PepsiCo, Inc.                                          1,400            65,268
Sara Lee Corporation                                  40,000           868,400
                                                                  ------------
                                                                     3,096,769
                                                                  ------------

HEALTH CARE SERVICES - 3.8%
Aetna Inc.                                             2,800           189,224
HCA Inc.                                              32,400         1,391,904
Humana Inc.*<F16>                                      7,600           173,660
Medco Health Solutions, Inc.*<F16>                    19,000           645,810
UnitedHealth Group Incorporated                          600            34,908
WellPoint Health Networks Inc.*<F16>                   2,600           252,174
                                                                  ------------
                                                                     2,687,680
                                                                  ------------

HEALTH CARE SUPPLIES - 3.0%
AmerisourceBergen Corporation                         18,500         1,038,775
Becton, Dickinson and Company                          4,500           185,130
Guidant Corporation                                    9,600           577,920
McKesson Corporation                                   5,400           173,664
PerkinElmer, Inc.                                     10,000           170,700
                                                                  ------------
                                                                     2,146,189
                                                                  ------------

INDUSTRIAL AUTOMATION - 0.3%
Rockwell Automation, Inc.                              6,300           224,280
                                                                  ------------

INDUSTRIAL GASES - 1.3%
Air Products and Chemicals, Inc.                      13,700           723,771
Praxair, Inc.                                          4,800           183,360
                                                                  ------------
                                                                       907,131
                                                                  ------------

INSURANCE - 8.4%
ACE Limited(1)<F17>                                   33,200         1,375,144
The Allstate Corporation                              36,200         1,557,324
American International Group, Inc.                     5,494           364,142
CIGNA Corporation                                     20,000         1,150,000
MetLife, Inc.                                         13,300           447,811
Travelers Property Casualty
  Corp. -  Class A                                    64,227         1,077,729
                                                                  ------------
                                                                     5,972,150
                                                                  ------------

MANUFACTURING - DIVERSIFIED - 2.0%
3M Co.                                                 7,200           612,216
Cooper Industries, Ltd. - Class A(1)<F17>              4,000           231,720
ITT Industries, Inc.                                   2,300           170,683
Sanmina-SCI Corporation*<F16>                         13,300           167,713
Textron Inc.                                           3,600           205,416
                                                                  ------------
                                                                     1,387,748
                                                                  ------------

METALS - DIVERSIFIED - 0.2%
Freeport-McMoRan Copper
  & Gold, Inc. - Class B                               3,500           147,455
                                                                  ------------

MULTI-INDUSTRY - 1.2%
General Electric Company                              28,100           870,538
                                                                  ------------

NETWORKING - 0.6%
Cisco Systems, Inc.*<F16>                             17,700           429,933
                                                                  ------------

OIL & GAS - 3.4%
Burlington Resources Inc.                                100             5,538
ChevronTexaco Corporation                              1,300           112,307
ConocoPhillips                                         8,100           531,117
Devon Energy Corporation                               3,900           223,314
Exxon Mobil Corporation                               19,452           797,532
Marathon Oil Corporation                               5,800           191,922
Occidental Petroleum Corporation                       8,800           371,712
Sunoco, Inc.                                           3,000           153,450
                                                                  ------------
                                                                     2,386,892
                                                                  ------------

OIL & GAS - SERVICES - 0.8%
Schlumberger Limited(1)<F17>                          10,100           552,672
                                                                  ------------

PACKAGING - 2.0%
Ball Corporation                                       2,300           137,011
Pactiv Corporation*<F16>                              52,300         1,249,970
                                                                  ------------
                                                                     1,386,981
                                                                  ------------

PAPER AND RELATED PRODUCTS - 1.2%
Georgia-Pacific Corp                                  28,100           861,827
Temple-Inland Inc.                                     2,600           162,942
                                                                  ------------
                                                                     1,024,769
                                                                  ------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
Simon Property Group, Inc.                             2,900           134,386
                                                                  ------------

RESTAURANTS - 1.2%
Brinker International, Inc.*<F16>                     23,100           765,996
Yum! Brands, Inc.*<F16>                                2,300            79,120
                                                                  ------------
                                                                       845,116
                                                                  ------------

RETAIL - 8.5%
AutoNation, Inc.*<F16>                                 8,600           157,982
Best Buy Co., Inc.                                     5,800           302,992
CVS Corporation                                       31,900         1,152,228
Federated Department Stores, Inc.                      4,600           216,798
The Gap, Inc.                                          9,200           213,532
The Home Depot, Inc.                                     800            28,392
Limited Brands                                        59,000         1,063,770
The May Department Stores Company                     33,200           965,124
RadioShack Corporation                                 5,200           159,536
Sears, Roebuck and Co.                                 4,900           222,901
SUPERVALU INC.                                         7,500           214,425
Target Corporation                                    21,000           806,400
Wal-Mart Stores, Inc.                                  9,600           509,280
                                                                  ------------
                                                                     6,013,360
                                                                  ------------

SEMICONDUCTORS - 1.6%
Intel Corporation                                     31,300         1,007,860
National Semiconductor Corporation*<F16>               3,900           153,699
                                                                  ------------
                                                                     1,161,559
                                                                  ------------

SOFTWARE - 6.3%
Autodesk, Inc.                                        20,100           494,058
BMC Software, Inc.*<F16>                              78,500         1,464,025
Citrix Systems, Inc.*<F16>                             7,100           150,591
Electronic Arts Inc.*<F16>                             1,000            47,780
Microsoft Corporation                                 83,700         2,305,098
VERITAS Software Corporation*<F16>                       900            33,444
                                                                  ------------
                                                                     4,494,996
                                                                  ------------

TELECOMMUNICATIONS - 4.6%
Nextel Communications,
  Inc. -  Class A*<F16>                               18,000           505,080
SBC Communications Inc.                               14,600           380,622
Scientific-Atlanta, Inc.                               5,400           147,420
Sprint Corp - PCS Group*<F16>                        120,100           674,962
Verizon Communications Inc.                           44,932         1,576,215
                                                                  ------------
                                                                     3,284,299
                                                                  ------------

TRANSPORTATION - 0.3%
Burlington Northern
  Santa Fe Corporation                                 7,300           236,155
                                                                  ------------

TRAVEL & RECREATION - 1.5%
Carnival Corporation(1)<F17>                          26,500         1,052,845
                                                                  ------------

TRUCKING - 0.3%
Ryder System, Inc.                                     6,600           225,390
                                                                  ------------

WASTE DISPOSAL - 0.3%
Allied Waste Industries, Inc.*<F16>                   14,000           194,320
                                                                  ------------
TOTAL COMMON STOCKS
  (COST $59,106,998)                                                69,185,792
                                                                  ------------

                                                 PRINCIPAL
                                                   AMOUNT
                                                 ---------
SHORT-TERM INVESTMENTS - 3.5%

U.S. GOVERNMENT OBLIGATIONS - 3.5%
Federal Home Loan Bank Discount
  Note, 0.500%, 01/02/2004                        $2,498,000         2,497,965
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $2,497,965)                                                  2,497,965
                                                                  ------------

INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING - 40.9%

CERTIFICATES OF DEPOSIT - 3.2%
Deutsche Bank Certificate of
  Deposit, 1.310%, 01/31/2004(3)<F19>              1,119,872         1,119,872
Svenska Handlsbankn Certificate
  of Deposit, 1.100%, 03/15/2004                   1,119,872         1,119,872
                                                                  ------------
TOTAL CERTIFICATES OF DEPOSIT
  (COST $2,239,744)                                                  2,239,744
                                                                  ------------

COMMERCIAL PAPER - 6.7%
Goldman Sachs Group Inc.
  Commercial Paper,
  1.070%, 07/02/2004(3)<F19>                       1,119,872         1,119,872
Leafs LLC Commercial Paper,
  1.160%, 04/20/2004
  (Cost $1,119,872, Acquired
  04/21/2003)(2)<F18>(3)<F19>                      1,119,872         1,119,872
Lehman Brothers Holdings
  Commercial Paper,
  1.070%, 02/27/2004(3)<F19>                       1,119,872         1,119,872
Morgan Stanley Commercial
  Paper, 1.080%, 03/19/2004(3)<F19>                1,399,840         1,399,840
                                                                  ------------
TOTAL COMMERCIAL PAPER
  (COST $4,759,456)                                                  4,759,456
                                                                  ------------

MONEY MARKET FUNDS - 2.6%
AIM Liquid Assets Portfolio -
  Institutional Class                                587,933           587,933
Merrill Lynch Premier
  Institutional Fund                               1,274,295         1,274,295
                                                                  ------------
TOTAL MONEY MARKET FUNDS
  (COST $1,862,228)                                                  1,862,228
                                                                  ------------

OTHER SHORT-TERM INVESTMENTS - 5.5%
Beta Finance Inc.,
  1.070%, 01/16/2004(3)<F19>                       1,119,872         1,119,872
Halogen Funding Company, LLC,
  1.180%, 01/05/2004                               1,119,872         1,119,872
Metlife Global Funding,
  1.151%, 04/28/2008(3)<F19>                       1,119,872         1,119,872
Premium Asset Trust 03-2, 1.190%,
  06/01/2004 (Cost $559,937,
  Acquired 05/02/2003)(2)<F18>(3)<F19>               559,937           559,937
                                                                  ------------
TOTAL OTHER SHORT-TERM INVESTMENTS
  (COST $3,919,553)                                                  3,919,553
                                                                  ------------

REPURCHASE AGREEMENTS - 22.9%
CS First Boston Repurchase
  Agreement, 1.010%, 01/02/2004
  (Collateralized by Freddie Mac
  Collateralized Mortgage
  Obligations)                                     9,238,944         9,238,944
CS First Boston Repurchase
  Agreement, 1.060%, 01/02/2004
  (Collateralized by Freddie Mac
  Collateralized Mortgage
  Obligations)                                     6,999,200         6,999,200
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS
  (COST $16,238,144)                                                16,238,144
                                                                  ------------
TOTAL INVESTMENTS PURCHASED WITH
  CASH PROCEEDS FROM SECURITIES
  LENDING (COST $29,019,125)                                        29,019,125
                                                                  ------------
TOTAL INVESTMENTS
  (COST $90,624,088) - 141.9%                                      100,702,882
                                                                  ------------
Cash Received as Proceeds from
  Securities Lending - 0.0%                                             13,718
Liabilities, less Other Assets - (41.9)%                           (29,755,678)
                                                                  ------------
TOTAL NET ASSETS - 100.0%                                         $ 70,960,922
                                                                  ------------
                                                                  ------------

  *<F16>   Non-income Producing Security.
     ADR   American Depository Receipt.
(1)<F17>   Foreign security which trades on U.S. exchange.
(2)<F18>   Restricted under Rule 144A of the Securities Act of 1933.
(3)<F19> Variable rate security. The rate shown is the rate in effect on December 31, 2003.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
STATEMENT OF ASSETS & LIABILITIES
December 31, 2003 (Unaudited)

                                                                  AHA LIMITED        AHA FULL
                                                                MATURITY FIXED    MATURITY FIXED    AHA BALANCED    AHA DIVERSIFIED
                                                                  INCOME FUND      INCOME FUND          FUND          EQUITY FUND
                                                                --------------    --------------    ------------    ---------------
ASSETS:
   Investments, at value(1)<F20>(2)<F21>                         $199,962,220       $39,630,692      $21,905,002      $100,702,882
   Cash received as proceeds from securities lending                   29,646             3,227            2,374            13,718
   Cash                                                                   973                --           22,844           141,393
   Dividends receivable                                                    --                --           18,287           114,621
   Interest receivable                                              1,597,789           270,881           75,559               550
   Receivable for capital shares issued                               500,000            80,000               --                --
   Prepaid expenses and other assets                                   16,701            15,689           15,538            15,789
                                                                 ------------       -----------      -----------      ------------
       Total assets                                               202,107,329        40,000,489       22,039,604       100,988,953
                                                                 ------------       -----------      -----------      ------------

LIABILITIES:
   Payable for collateral received for securities loaned           62,662,977         6,774,162        5,230,663        29,032,843
   Payable to Advisor                                                  59,107            17,105           17,432            44,068
   Payable for investments purchased                                       --         4,625,612          201,903           878,071
   Payable for capital shares redeemed                                     --           500,000               --                --
   Payable for futures contracts                                           --             1,625               --                --
   Accrued expenses and other liabilities                              92,323            37,893           25,546            73,049
                                                                 ------------       -----------      -----------      ------------
       Total liabilities                                           62,814,407        11,956,397        5,475,544        30,028,031
                                                                 ------------       -----------      -----------      ------------
       Net assets                                                $139,292,922       $28,044,092      $16,564,060      $ 70,960,922
                                                                 ------------       -----------      -----------      ------------
                                                                 ------------       -----------      -----------      ------------

NET ASSETS CONSIST OF:
   Paid in capital                                               $138,406,994       $27,084,999      $15,835,043      $ 70,852,857
   Accumulated undistributed net investment income                         --                --            5,636            22,520
   Accumulated undistributed net realized
     gain (loss) on investments sold
     and futures contracts closed                                      (2,402)           84,849       (1,047,171)       (9,993,249)
   Net unrealized appreciation (depreciation) on:
       Investments                                                    888,330           880,441        1,770,552        10,078,794
       Futures contracts                                                   --            (6,197)              --                --
                                                                 ------------       -----------      -----------      ------------
       Net assets                                                $139,292,922       $28,044,092      $16,564,060      $ 70,960,922
                                                                 ------------       -----------      -----------      ------------
                                                                 ------------       -----------      -----------      ------------

CLASS I SHARES:
   Net assets                                                    $139,292,922       $28,044,092      $16,564,060      $ 63,711,994
   Shares of beneficial interest outstanding                       12,880,659         2,650,512        1,883,854         4,308,413
   Net asset value,redemption price
     and offering price per share                                $      10.81      $     10.58       $      8.79      $      14.79
                                                                 ------------       -----------      -----------      ------------
                                                                 ------------       -----------      -----------      ------------

CLASS A SHARES:
   Net assets                                                              --                --               --      $  7,248,928
   Shares of beneficial interest outstanding                               --                --               --           489,819
   Net asset value and redemption price per share                          --                --               --      $      14.80
                                                                 ------------       -----------      -----------      ------------
                                                                 ------------       -----------      -----------      ------------
   Maximum offering price per share
     (100 / 95 of 14.80)                                                   --                --               --      $      15.58
                                                                 ------------       -----------      -----------      ------------
                                                                 ------------       -----------      -----------      ------------

(1)<F20>  Cost of investments                                    $199,073,890       $38,750,251      $20,134,450      $ 90,624,088
                                                                 ------------       -----------      -----------      ------------
                                                                 ------------       -----------      -----------      ------------
(2)<F21>  Includes loaned securities with a market value of:     $ 62,633,331       $ 6,770,935      $ 5,228,289      $ 29,019,125
                                                                 ------------       -----------      -----------      ------------
                                                                 ------------       -----------      -----------      ------------

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2003 (Unaudited)

                                                                          AHA LIMITED           AHA FULL
                                                                         MATURITY FIXED      MATURITY FIXED
                                                                          INCOME FUND         INCOME FUND
                                                                         --------------      --------------
INVESTMENT INCOME:
   Interest                                                                $1,501,874           $ 696,337
   Income from securities lending - net                                         9,815               1,848
                                                                           ----------           ---------
       Total Investment Income                                              1,511,689             698,185
                                                                           ----------           ---------

EXPENSES:
   Investment advisory fees                                                   319,946              73,256
   Transfer agent fees and expenses                                            15,168               4,022
   Administration fee                                                          29,095               6,693
   Reports to shareholders                                                        903                 368
   Registration fees                                                            8,416               7,747
   Legal fees                                                                  22,707               5,705
   Audit fees                                                                  24,252               6,468
   Custodian fees and expenses                                                  4,771               9,706
   Directors' fees and expenses                                                18,837               4,466
   Fund accounting fees                                                        31,371              22,012
   Insurance expense                                                            6,708               6,708
                                                                           ----------           ---------
       Total expenses                                                         482,174             147,151
   Less, expense reimbursement                                                     --                (638)
                                                                           ----------           ---------
       Net expenses                                                           482,174             146,513
                                                                           ----------           ---------
NET INVESTMENT INCOME                                                       1,029,515             551,672
                                                                           ----------           ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
   Investments sold                                                           187,923             228,885
   Futures contracts closed                                                        --             (98,566)
                                                                           ----------           ---------
   Net realized gain                                                          187,923             130,319
                                                                           ----------           ---------
Change in unrealized appreciation / depreciation on:
   Investments                                                               (445,217)           (761,664)
   Futures contracts                                                               --              24,249
                                                                           ----------           ---------
   Net unrealized loss                                                       (445,217)           (737,415)
                                                                           ----------           ---------
NET LOSS ON INVESTMENTS                                                      (257,294)           (607,096)
                                                                           ----------           ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                                $  772,221           $ (55,424)
                                                                           ----------           ---------
                                                                           ----------           ---------

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2003 (Unaudited)

                                                                          AHA BALANCED      AHA DIVERSIFIED
                                                                              FUND            EQUITY FUND
                                                                         --------------      --------------
INVESTMENT INCOME:
   Dividends                                                               $   90,842         $   581,613
   Interest                                                                   155,655              13,268
   Income from securities lending - net                                         1,392               5,178
                                                                           ----------         -----------
       Total Investment Income                                                247,889             600,059
                                                                           ----------         -----------

EXPENSES:
   Investment advisory fees                                                    62,515             249,156
   Distribution expense - Class A Shares                                           --               8,429
   Transfer agent fees and expenses                                             2,556               9,548
   Administration fee                                                           3,751              15,149
   Reports to shareholders                                                        267                 636
   Registration fees                                                            7,646               7,965
   Legal fees                                                                   3,087              12,251
   Audit fees                                                                   3,993              13,542
   Custodian fees and expenses                                                  7,258               8,029
   Directors' fees and expenses                                                 2,326               9,820
   Fund accounting fees                                                        11,983              16,617
   Insurance expense                                                            6,708               6,708
                                                                           ----------         -----------
       Total expenses                                                         112,090             357,850
   Advisor expense waiver recovery                                             12,939                  --
                                                                           ----------         -----------
       Net expenses                                                           125,029             357,850
                                                                           ----------         -----------
NET INVESTMENT INCOME                                                         122,860             242,209
                                                                           ----------         -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments                                           417,507           2,144,335
   Change in unrealized appreciation/depreciation on investments            1,060,693           7,770,854
                                                                           ----------         -----------
NET REALIZED/UNREALIZED GAINS ON INVESTMENTS                                1,478,200           9,915,189
                                                                           ----------         -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                                $1,601,060         $10,157,398
                                                                           ----------         -----------
                                                                           ----------         -----------

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                        AHA LIMITED MATURITY                 AHA FULL MATURITY
                                                          FIXED INCOME FUND                  FIXED INCOME FUND
                                                  ---------------------------------  ---------------------------------
                                                       FOR THE           FOR THE          FOR THE           FOR THE
                                                   SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                  DECEMBER 31, 2003   JUNE 30, 2003  DECEMBER 31, 2003   JUNE 30, 2003
                                                  -----------------   -------------  -----------------   -------------
                                                     (UNAUDITED)                        (UNAUDITED)
OPERATIONS:
   Net investment income                             $  1,029,515      $ 2,304,411       $   551,672      $ 1,679,003
   Net realized gain (loss) on:
       Investments sold                                   187,923        1,425,835           228,885        1,078,340
       Option contracts expired or closed                      --               --                --               (6)
       Futures contracts closed                                --               --           (98,566)            (264)
   Net change in unrealized
     appreciation / depreciation on:
       Investments                                       (445,217)         270,307          (761,664)         893,458
       Futures contracts                                       --               --            24,249          (36,304)
                                                     ------------      -----------       -----------      -----------
       Net increase (decrease) in net assets
         resulting from operations                        772,221        4,000,553           (55,424)       3,614,227
                                                     ------------      -----------       -----------      -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                          (1,037,967)      (2,301,510)         (551,998)      (1,678,599)
   From net realized gain
     on securities transactions                                --               --          (245,345)              --
                                                     ------------      -----------       -----------      -----------
       Total dividends and distributions               (1,037,967)      (2,301,510)         (797,343)      (1,678,599)
                                                     ------------      -----------       -----------      -----------

FUND SHARE TRANSACTIONS:
   Net proceeds from shares sold                       63,237,767       28,617,065           634,252        5,034,111
   Reinvestment of distributions                          752,484        2,301,510           562,550        1,678,599
   Cost of shares redeemed                            (21,036,149)     (21,657,102)       (3,563,843)     (15,651,091)
                                                     ------------      -----------       -----------      -----------
       Net increase (decrease) in net assets
         from capital share contributions              42,954,102        9,261,473        (2,367,041)      (8,938,381)
                                                     ------------      -----------       -----------      -----------
Total increase (decrease) in net assets                42,688,356       10,960,516        (3,219,808)      (7,002,753)

NET ASSETS:
   Beginning of period                                 96,604,566       85,644,050        31,263,900       38,266,653
                                                     ------------      -----------       -----------      -----------
   End of period*<F22>                               $139,292,922      $96,604,566       $28,044,092      $31,263,900
                                                     ------------      -----------       -----------      -----------
                                                     ------------      -----------       -----------      -----------

*<F22>  Including undistributed net
         investment income of:                       $         --      $     4,355       $        --      $        --
                                                     ------------      -----------       -----------      -----------
                                                     ------------      -----------       -----------      -----------

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                          AHA BALANCED FUND             AHA DIVERSIFIED EQUITY FUND
                                                  ---------------------------------  ---------------------------------
                                                       FOR THE           FOR THE          FOR THE           FOR THE
                                                   SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                  DECEMBER 31, 2003   JUNE 30, 2003  DECEMBER 31, 2003   JUNE 30, 2003
                                                  -----------------   -------------  -----------------   -------------
                                                     (UNAUDITED)                        (UNAUDITED)
OPERATIONS:
   Net investment income                              $   122,860      $   367,514       $   242,209      $   427,669
   Net realized gain (loss) on:
       Investments sold                                   417,507         (958,359)        2,144,335       (9,203,287)
       Futures contracts closed                                --            7,949                --               --
   Net change in unrealized
     appreciation / depreciation on:
       Investments                                      1,060,693        1,273,488         7,770,854        5,143,077
       Futures contracts                                       --           (6,045)               --               --
                                                      -----------      -----------       -----------      -----------
       Net increase (decrease) in net assets
         resulting from operations                      1,601,060          684,547        10,157,398       (3,632,541)
                                                      -----------      -----------       -----------      -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions to Class A Shareholders
     from net investment income                                --               --           (12,458)         (12,027)
   Distributions to Class I Shareholders
     from net investment income                          (124,312)        (369,990)         (215,688)        (426,922)
                                                      -----------      -----------       -----------      -----------
       Total dividends and distributions                 (124,312)        (369,990)         (228,146)        (438,949)
                                                      -----------      -----------       -----------      -----------

FUND SHARE TRANSACTIONS:
   Net proceeds from shares sold                          316,010        6,005,308         3,148,232        1,844,746
   Net proceeds from acquisition
     of Kenilworth Fund                                        --               --                --        6,805,607
   Reinvestment of distributions                           62,240          276,991           200,045          381,845
   Cost of shares redeemed                             (3,905,673)     (11,357,352)       (4,334,877)     (28,615,815)
                                                      -----------      -----------       -----------      -----------
       Net decrease in net assets
         from capital share contributions              (3,527,423)      (5,075,053)         (986,600)     (19,583,617)
                                                      -----------      -----------       -----------      -----------
Total increase (decrease) in net assets                (2,050,675)      (4,760,496)        8,942,652      (23,655,107)

NET ASSETS:
Beginning of period                                    18,614,735       23,375,231        62,018,270       85,673,377
                                                      -----------      -----------       -----------      -----------
End of period*<F23>                                   $16,564,060      $18,614,735       $70,960,922      $62,018,270
                                                      -----------      -----------       -----------      -----------
                                                      -----------      -----------       -----------      -----------
*<F23>  Including undistributed net
         investment income of:                        $     5,636      $     7,087       $    22,520      $     8,457
                                                      -----------      -----------       -----------      -----------
                                                      -----------      -----------       -----------      -----------

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
FINANCIAL HIGHLIGHTS

                                                         AHA LIMITED MATURITY FIXED INCOME FUND - CLASS I SHARES

                                                                                FOR THE PERIOD ENDED JUNE 30,
                                          SIX MONTHS ENDED     ----------------------------------------------------------------
                                         DECEMBER 31, 2003     2003           2002           2001           2000           1999
                                         -----------------     ----           ----           ----           ----           ----
                                            (UNAUDITED)
PER SHARE DATA(1)<F24>(8)<F31>:
   Net Asset Value
     Beginning of Period                       $10.86         $10.65         $10.43         $10.11         $10.20         $10.22
                                               ------         ------         ------         ------         ------         ------
   Income from Investment Operations:
       Net investment income                     0.09           0.28           0.44           0.63           0.58           0.53
       Net realized and unrealized
         gain (loss) on investments             (0.05)          0.21           0.22           0.32          (0.09)         (0.02)
                                               ------         ------         ------         ------         ------         ------
           Total gain from
             investment operations               0.04           0.49           0.66           0.95           0.49           0.51
                                               ------         ------         ------         ------         ------         ------
   Less Distributions:
       From net investment income               (0.09)         (0.28)         (0.44)         (0.63)         (0.58)         (0.53)
       From realized gains                         --             --             --             --             --             --
                                               ------         ------         ------         ------         ------         ------
           Total distributions                  (0.09)         (0.28)         (0.44)         (0.63)         (0.58)         (0.53)
                                               ------         ------         ------         ------         ------         ------
   Net Asset Value, end of period              $10.81         $10.86         $10.65         $10.43         $10.11         $10.20
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------

   Total Return on Net Asset Value(2)<F25>       0.33%(9)<F32>  4.65%          6.16%          9.17%          4.37%          4.59%

SUPPLEMENTAL DATA AND RATIOS(8)<F31>:
   Net assets, end of period (000's)         $139,293        $96,605        $85,644        $51,076        $85,813       $104,675
   Ratio of net operating expenses
     to average net assets(3)<F26>(4)<F27>       0.75%(10)<F33> 0.85%(5)<F28>  0.76%(6)<F29>  0.24%          0.14%          0.12%
   Program service fee(4)<F27>                    N/A            N/A           0.13%          0.50%          0.50%          0.50%
   Ratio of investment income
     to average net assets(3)<F26>               1.61%(10)<F33> 2.58%(5)<F28>  4.00%(6)<F29>  6.50%          5.86%          5.30%
   Portfolio turnover rate                      63.91%           N/A          60.24%(7)<F30>189.31%        161.89%        176.78%

  (1)<F24> Information presented relates to a share of capital stock outstanding for the entire period.
  (2)<F25> Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000 and 1999. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
  (3)<F26> Ratios include all management fees and expenses except for the program service fee.
  (4)<F27> Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
  (5)<F28> Ratio includes Advisor expense waiver recovery. The Advisor expense waiver recovery ratio for the year ended June 30, 2003 was 0.02%.
  (6)<F29> Operating expense is net of reimbursements and waivers. The ratio excluding reimbursements and waivers for the period ended June 30, 2002 would have been 0.78%. The ratio of net investment income to average net assets, excluding reimbursements and waivers for the period ended June 30, 2002 would have been 3.98%.
  (7)<F30> Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
  (8)<F31> For the period November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.
  (9)<F32>  Not annualized.
 (10)<F33>  Annualized.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
FINANCIAL HIGHLIGHTS

                                                           AHA FULL MATURITY FIXED INCOME FUND - CLASS I SHARES

                                                                                FOR THE PERIOD ENDED JUNE 30,
                                          SIX MONTHS ENDED     ----------------------------------------------------------------
                                         DECEMBER 31, 2003     2003           2002           2001           2000           1999
                                         -----------------     ----           ----           ----           ----           ----
                                            (UNAUDITED)
PER SHARE DATA(1)<F34>(7)<F40>:
   Net Asset Value
     Beginning of Period                       $10.87         $10.34         $10.10         $ 9.68         $ 9.85         $10.18
                                               ------         ------         ------         ------         ------         ------
   Income from Investment Operations:
       Net investment income                     0.20           0.49           0.52           0.63           0.64           0.60
       Net realized and unrealized
         gain (loss) on investments             (0.20)          0.53           0.24           0.42          (0.17)         (0.33)
                                               ------         ------         ------         ------         ------         ------
           Total gain from
             investment operations               0.00           1.02           0.76           1.05           0.47           0.27
                                               ------         ------         ------         ------         ------         ------
   Less Distributions:
       From net investment income               (0.20)         (0.49)         (0.52)         (0.63)         (0.64)         (0.60)
       From realized gains                      (0.09)            --             --             --             --             --
                                               ------         ------         ------         ------         ------         ------
           Total distributions                  (0.29)         (0.49)         (0.52)         (0.63)         (0.64)         (0.60)
                                               ------         ------         ------         ------         ------         ------
   Net Asset Value, end of period              $10.58         $10.87         $10.34         $10.10         $ 9.68         $ 9.85
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------

   Total Return on Net Asset Value(2)<F35>       0.08%(8)<F41> 10.06%          7.40%         10.61%          4.41%          2.11%

SUPPLEMENTAL DATA AND RATIOS(7)<F40>:
   Net assets, end of period (000's)          $28,044        $31,264        $38,267        $38,540        $78,188        $73,420
   Ratio of net operating expenses
     to average net assets(3)<F36>(4)<F37>       1.00%(5)(9)    1.00%(5)       0.76%(5)       0.31%          0.17%          0.16%
                                                    <F38><F42>      <F38>          <F38>
   Program service fee(4)<F37>                    N/A            N/A           0.17%          0.50%          0.50%          0.50%
   Ratio of investment income
     to average net assets(3)<F36>               3.77%(5)(9)    4.51%(5)       5.09%(5)       6.74%          6.55%          5.90%
                                                    <F38><F42>      <F38>          <F38>
   Portfolio turnover rate                     120.38%           N/A          99.46%(6)<F39>236.10%        211.40%        273.61%

(1)<F34> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F35> Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000 and 1999. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
(3)<F36> Ratios include all management fees and expenses except for the program service fee.
(4)<F37> Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5)<F38> Operating expense is net of reimbursements and waivers. The ratio excluding reimbursements and waivers for the six months ended December 31, 2003 and the years ended June 30, 2003 and June 30, 2002 would have been 1.00%, 1.29% and 1.08%, respectively. The ratio of net investment income to average net assets, excluding reimbursements and waivers for the six months ended December 31, 2003 and the years ended June 30, 2003 and June 30, 2002 would have been 3.77%, 4.22% and 4.76%, respectively.
(6)<F39> Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
(7)<F40> For the period November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.
(8)<F41>  Not annualized.
(9)<F42>  Annualized.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
FINANCIAL HIGHLIGHTS

                                                                 AHA BALANCED FUND - CLASS I SHARES

                                                                                FOR THE PERIOD ENDED JUNE 30,
                                          SIX MONTHS ENDED     ----------------------------------------------------------------
                                         DECEMBER 31, 2003     2003           2002           2001           2000           1999
                                         -----------------     ----           ----           ----           ----           ----
                                            (UNAUDITED)
PER SHARE DATA(1)<F43>(7)<F49>:
   Net Asset Value
     Beginning of Period                       $ 8.03         $ 8.03         $ 9.17         $12.44         $14.69         $14.61
                                               ------         ------         ------         ------         ------         ------
   Income from Investment Operations:
       Net investment income                     0.06           0.11           0.12           0.45           0.37           0.36
       Net realized and unrealized
         gain (loss) on investments              0.76             --          (0.72)          0.16           0.26           1.45
                                               ------         ------         ------         ------         ------         ------
           Total gain (loss) from
             investment operations               0.82           0.11          (0.60)          0.61           0.63           1.81
                                               ------         ------         ------         ------         ------         ------
   Less Distributions:
       From net investment income               (0.06)         (0.11)         (0.12)         (0.36)         (0.37)         (0.36)
       From realized gains                         --             --          (0.42)         (3.52)         (2.51)         (1.37)
                                               ------         ------         ------         ------         ------         ------
           Total distributions                  (0.06)         (0.11)         (0.54)         (3.88)         (2.88)         (1.73)
                                               ------         ------         ------         ------         ------         ------
   Net Asset Value, end of period              $ 8.79         $ 8.03         $ 8.03         $ 9.17         $12.44         $14.69
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------

   Total Return on Net Asset Value(2)<F44>      10.30%(9)<F51>  1.40%         (6.94)%         6.21%          3.99%         13.10%

SUPPLEMENTAL DATA AND RATIOS(7)<F49>:
   Net assets, end of period (000's)          $16,564        $18,615        $23,375        $23,591        $48,936        $63,301
   Ratio of net operating expenses
     to average net assets(3)<F45>(4)<F46>       1.50%(8)(10)   1.50%(5)       1.13%(5)       0.46%          0.24%          0.18%
                                                    <F50><F52>      <F47>          <F47>
   Program service fee(4)<F46>                    N/A            N/A           0.24%          0.75%          0.75%          0.75%
   Ratio of investment income
     to average net assets(3)<F45>               1.47%(8)(10)   1.43%(5)       1.42%(5)       2.66%          2.59%          2.55%
                                                    <F50><F52>      <F47>          <F47>
   Portfolio turnover rate                      38.48%           N/A          80.33%(6)     220.34%        169.10%        206.43%
                                                                                   <F48>

  (1)<F43> Information presented relates to a share of capital stock outstanding for the entire period.
  (2)<F44> Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000 and 1999. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
  (3)<F45> Ratios include all management fees and expenses except for the program service fee.
  (4)<F46> Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
  (5)<F47> Operating expense is net of reimbursements and waivers. The ratio excluding reimbursements and waivers for the years ended June 30, 2003 and June 30, 2002 would have been 1.81% and 1.64%, respectively. The ratio of net investment income to average net assets, excluding reimbursements and waivers for the years ended June 30, 2003 and June 30, 2002 would have been 1.12% and 0.92%, respectively.
  (6)<F48> Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
  (7)<F49> For the period November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.
  (8)<F50> Ratio includes Advisor expense waiver recovery. The Advisor expense waiver recovery ratio for the six months ended December 31, 2003 was 0.16%.
  (9)<F51>  Not annualized.
 (10)<F52>  Annualized.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
FINANCIAL HIGHLIGHTS

                                                                 AHA DIVERSIFIED EQUITY FUND - CLASS I SHARES

                                                                                FOR THE PERIOD ENDED JUNE 30,
                                          SIX MONTHS ENDED     ----------------------------------------------------------------
                                         DECEMBER 31, 2003     2003           2002           2001           2000           1999
                                         -----------------     ----           ----           ----           ----           ----
                                            (UNAUDITED)
PER SHARE DATA(1)<F53>(6)<F58>:
   Net Asset Value
     Beginning of Period                       $12.74         $13.08         $15.90         $21.04         $22.15         $20.37
                                               ------         ------         ------         ------         ------         ------
   Income from Investment Operations:
       Net investment income                     0.05           0.08           0.10           0.26           0.24           0.29
       Net realized and unrealized
         gain (loss) on investments              2.05          (0.34)         (2.01)         (0.21)          1.05           3.42
                                               ------         ------         ------         ------         ------         ------
           Total gain (loss) from
             investment operations               2.10          (0.26)         (1.91)          0.05           1.29           3.71
                                               ------         ------         ------         ------         ------         ------
   Less Distributions:
       From net investment income               (0.05)         (0.08)         (0.11)         (0.26)         (0.24)         (0.29)
       From realized gains                         --             --          (0.80)         (4.93)         (2.16)         (1.64)
                                               ------         ------         ------         ------         ------         ------
           Total distributions                  (0.05)         (0.08)         (0.91)         (5.19)         (2.40)         (1.93)
                                               ------         ------         ------         ------         ------         ------
   Net Asset Value, end of period              $14.79         $12.74         $13.08         $15.90         $21.04         $22.15
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------

   Total Return on Net Asset Value(2)<F54>      16.50%(7)<F59> (1.98)%       (12.75)%         1.17%          5.28%         18.90%

SUPPLEMENTAL DATA AND RATIOS(6)<F58>:
   Net assets, end of period (000's)          $63,712        $55,564        $85,673        $92,053       $131,786       $126,892
   Ratio of net operating expenses
     to average net assets(3)<F55>(4)<F56>       1.05%(8)<F60>  1.18%          0.84%          0.16%          0.11%          0.10%
   Program service fee(4)<F56>                    N/A            N/A           0.25%          0.75%          0.75%          0.75%
   Ratio of investment income
     to average net assets(3)<F55>               0.75%(8)<F60>  0.61%          0.66%          1.33%          1.11%          1.43%
   Portfolio turnover rate(9)<F61>              49.96%           N/A          29.13%(5)<F57> 99.48%         66.84%         74.35%

(1)<F53> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F54> Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000 and 1999. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
(3)<F55> Ratios include all management fees and expenses except for the program service fee.
(4)<F56> Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5)<F57> Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
(6)<F58> For the period November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.
(7)<F59>  Not annualized.
(8)<F60>  Annualized.
(9)<F61> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
FINANCIAL HIGHLIGHTS

                                                          AHA DIVERSIFIED EQUITY FUND -
                                                                 CLASS A SHARES

                                                                              FOR THE PERIOD
                                                                         DECEMBER 30, 2002*<F62>
                                                    SIX MONTHS ENDED             THROUGH
                                                   DECEMBER 31, 2003          JUNE 30, 2003
                                                   -----------------     -----------------------
                                                      (UNAUDITED)
PER SHARE DATA(1)<F63>(4)<F66>:
   Net Asset Value
     Beginning of Period                                 $12.75                   $11.48
                                                         ------                   ------
   Income from Investment Operations:
       Net investment income                               0.03                     0.03
       Net realized and unrealized
         gain on investments                               2.05                     1.26
                                                         ------                   ------
           Total gain from
             investment operations                         2.08                     1.29
                                                         ------                   ------
   Less Distributions:
       From net investment income                         (0.03)                   (0.02)
       From realized gains                                   --                       --
                                                         ------                   ------
           Total distributions                            (0.03)                   (0.02)
                                                         ------                   ------
   Net Asset Value, end of period                        $14.80                   $12.75
                                                         ------                   ------
                                                         ------                   ------

   Total Return on Net Asset Value                        16.29%(2)<F64>           11.26%(2)<F64>

SUPPLEMENTAL DATA AND RATIOS(4)<F66>:
   Net assets, end of period (000's)                     $7,249                   $6,454
   Ratio of net operating expenses
     to average net assets                                 1.30%(3)<F65>            1.45%(3)<F65>
   Ratio of investment income
     to average net assets                                 0.50%(3)<F65>            0.48%(3)<F65>
   Portfolio turnover rate(5)<F67>                        49.96%                     N/A

  *<F62>  Commencement of operations.
(1)<F63> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F64>  Not annualized.
(3)<F64>  Annualized.
(4)<F66> For the period December 30, 2002 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.
(5)<F67> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 2003 (Unaudited)

1.  ORGANIZATION

The AHA Investment Funds, Inc. (the "AHA Funds") is registered as an open-end management investment company under the Investment Company Act of 1940. The AHA Funds was incorporated on March 14, 1988 under the laws of Maryland. The AHA Funds currently offer the following series of shares: The AHA Limited Maturity Fixed Income Fund ("Limited Maturity Fund"), The AHA Full Maturity Fixed Income Fund ("Full Maturity Fund"), The AHA Balanced Fund ("Balanced Fund"), The AHA Diversified Equity Fund ("Diversified Fund"), The AHA U.S. Growth Equity Fund ("U.S. Growth Fund"), The AHA International Core Equity Fund ("International Fund") and the AHA U.S. Government Money Market Fund ("Money Market Fund") (each a "Fund" and collectively, the "Funds"). As of December 31, 2003, the U.S. Growth Fund, the International Fund, and the Money Market Fund had not commenced operations. The shares of common stock of the Funds are further divided into three classes: Class A Shares, Class I Shares, and Institutional Servicing Class Shares. As of December 31, 2003, only the Class I shares of the currently operating Funds and the Class A shares of the Diversified Fund had begun operations.

The investment objectives of the Funds are set forth below.

LIMITED MATURITY FUND

Seeks a high level of current income, consistent with preservation of capital and liquidity. Invests primarily in high quality fixed income securities and maintains an average dollar-weighted portfolio maturity of five years or less.

FULL MATURITY FUND

Seeks over the long term the highest level of income consistent with preservation of capital. Invests primarily in high quality fixed income securities. There is no restriction on the maximum maturity of the securities purchased. The average dollar-weighted maturity will vary and may exceed 20 years.

BALANCED FUND

Seeks a combination of growth of capital and income. Invests varying proportions of its assets in equity and fixed income securities, with not less than 25 percent of total assets invested in fixed income securities.

DIVERSIFIED FUND

Seeks long-term capital growth. Invests primarily in equity securities and securities having equity characteristics.

For the period November 1, 2001 through June 30, 2003, each Fund in the series, excluding the Money Market Fund, entered into a master-feeder structure. By entering into this structure, each Feeder Fund invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Effective July 1, 2003, the Third Party Feeder Fund Agreement among AHA Investment Funds, Inc. and CCM Advisors Funds was terminated. The Statement of Changes in Net Assets reflect the activities of the Funds prior to and following the termination of the master-feeder structure.

2.  SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATIONS

Securities (other than Government) that are listed on a U.S. securities exchange (whether domestic or foreign) for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m. Eastern time on the day the valuation is made. Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities convertible into equity securities are valued at the greater of latest bid valuation or net conversion value. Short-term securities, or securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in other funds are valued at the underlying fund's net asset value on the date of valuation. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Funds' Board of Directors.

ACCOUNTING FOR FUTURES

The Funds may enter into long or short positions in futures contracts in order to hedge against the effect of changing values on portfolio securities held. When a Fund enters into a futures contract, it is required to deposit, into a segregated account at its custodian bank, U.S. Government securities as a guarantee that it will meet the futures commitment. Each day the Fund receives or pays cash, called "variation margin," equal to the daily change in the market value of the futures contracts. Such receipts and payments are recorded as unrealized gains or losses until the futures contracts expire or are closed out. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Fund seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.

ACCOUNTING FOR OPTIONS

The Funds may purchase and write (sell) put and call options on U.S. securities, stock indices, and futures contracts that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options, which expire unexercised, are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with respect to any of the types of securities in which they are authorized to invest without regard to the maturity of the underlying security. Repurchase agreements will be affected only with banks, savings institutions and broker-dealers. They involve the purchase by a Fund of a debt security with the condition that, after a stated period of time, the original seller will buy back the same security at a predetermined price or yield. Repurchase agreements are used to enhance liquidity and to earn income for periods as short as overnight. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Fund's custodian, or a sub-custodian, in an amount at least equal in value to the repurchase price under the agreement (including accrued interest thereunder), and such agreements will only be affected with parties that meet certain creditworthiness standards. However, in the event the other party to the repurchase agreement fails to repurchase the securities subject to such agreement, a Fund could suffer a loss to the extent it is precluded from selling the securities or, if due to delays, proceeds from the same securities are less than the repurchase price.

WHEN-ISSUED SECURITIES

The Funds may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Funds record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Funds maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

EXPENSE ALLOCATION

Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.

FEDERAL INCOME TAXES

It is the Funds' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

At June 30, 2003, the components of accumulated earnings (losses) on a tax basis were as follows:

                                             Limited Maturity      Full Maturity                            Diversified
                                             Fixed Income Fund   Fixed Income Fund     Balanced Fund        Equity Fund
                                             -----------------   -----------------     -------------        -----------
     Cost of Investments                        $143,484,544         $45,439,494         $33,844,418        $ 90,620,833
                                                ------------         -----------         -----------        ------------
                                                ------------         -----------         -----------        ------------
     Gross unrealized appreciation              $  1,358,784         $ 1,823,685         $ 1,232,965        $  5,623,030
     Gross unrealized depreciation                   (25,237)           (181,641)           (653,636)         (4,155,989)
                                                ------------         -----------         -----------        ------------
     Net unrealized appreciation                $  1,333,547         $ 1,642,044         $   579,329        $  1,467,041
                                                ------------         -----------         -----------        ------------
                                                ------------         -----------         -----------        ------------
     Undistributed ordinary income                     4,355                  --               7,087               8,457
     Undistributed long-term capital gains                --             169,491                  --                  --
                                                ------------         -----------         -----------        ------------
     Total distributable earnings               $      4,355         $   169,491         $     7,087        $      8,457
                                                ------------         -----------         -----------        ------------
                                                ------------         -----------         -----------        ------------
     Other accumulated losses                   $   (190,324)        $        --         $(1,334,148)       $(12,463,488)
                                                ------------         -----------         -----------        ------------
     Total accumulated earnings (losses)        $  1,147,578         $ 1,811,535         $  (747,732)       $(10,987,990)
                                                ------------         -----------         -----------        ------------
                                                ------------         -----------         -----------        ------------

The tax character of distributions paid during the years ended June 30, 2003 and 2002 was as follows:

     Limited Maturity Fixed Income Fund            2003                 2002
                                                   ----                 ----
     Ordinary income                            $2,301,510          $2,680,326
     Long-term capital gain                             --                  --
                                                ----------          ----------
                                                $2,301,510          $2,680,326
                                                ----------          ----------
                                                ----------          ----------

     Full Maturity Fixed Income Fund               2003                 2002
                                                   ----                 ----
     Ordinary income                            $1,678,599          $1,910,924
     Long-term capital gain                             --                  --
                                                ----------          ----------
                                                $1,678,599          $1,910,924
                                                ----------          ----------
                                                ----------          ----------

     Balanced Fund                                 2003                 2002
                                                   ----                 ----
     Ordinary income                            $  369,990          $  341,166
     Long-term capital gain                             --           1,082,958
                                                ----------          ----------
                                                $  369,990          $1,424,124
                                                ----------          ----------
                                                ----------          ----------

     Diversified Equity Fund                       2003                 2002
                                                   ----                 ----
     Ordinary income                            $  438,949          $  700,693
     Long-term capital gain                             --           4,876,329
                                                ----------          ----------
                                                $  438,949          $5,577,022
                                                ----------          ----------
                                                ----------          ----------

At June 30, 2003 the Funds had accumulated net realized capital loss carryovers expiring in the following years:

                                                                                              Total Capital
                                                                                              Loss Carryover
     Fund                          6/30/2008     6/30/2009     6/30/2010       6/30/2011     at June 30, 2003
     ----                          ---------     ---------     ---------       ---------     ----------------
     Limited Maturity Fund         $(141,466)    $(48,858)             --              --       $  (190,324)
     Balanced Fund                        --           --     $  (196,873)    $  (739,904)      $  (936,777)
     Diversified Fund                     --           --     $(1,204,471)    $(6,110,948)      $(7,315,419)

At June 30, 2003, the following Funds deferred, on a tax basis, post-October losses of:

     Fund                          Post-October Losses
     ----                          -------------------

     Balanced Fund                      $  397,371
     Diversified Fund                   $3,981,267

Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences.

FUND DISTRIBUTIONS

The Full Maturity Fund and the Limited Maturity Fund declare and pay income dividends from net investment income monthly.

In the Diversified Fund and Balanced Fund, dividends from net investment income are declared and paid quarterly.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

OTHER INFORMATION

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Securities transactions are recorded on the trade date.

3.  INVESTMENT ADVISOR

Effective July 1, 2003, the Funds have an Investment Advisory Agreement (the "Agreement") with CCM Advisors, LLC (the "Advisor"), with whom certain officers and directors of the Company are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Advisor for its management services at the annual rate of 0.50% of each Fund's average daily net assets for the Limited Maturity Fund and the Full Maturity Fund, and an annual rate of 0.75% of each Fund's average daily net assets for the Balanced Fund and the Diversified Fund. Through December 31, 2003, the Advisor had contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Fund's daily net assets.

                Expense Cap (as a % of average daily net assets)

   Fund                     Class A    Class I   Institutional Servicing Class
   ----                     -------    -------   -----------------------------
   Limited Maturity Fund     1.50%      1.00%                1.50%
   Full Maturity Fund        1.50%      1.00%                1.50%
   Balanced Fund             2.00%      1.50%                2.00%
   Diversified Fund          1.75%      1.25%                1.75%

Under the terms of the Agreement, any Fund expenses waived or reimbursed by the Advisor may be recovered by the Advisor to the extent actual operating expenses for a subsequent period are less than the expense limitation caps at the time of the waiver or reimbursement. The Advisor intends to seek potential recovery of such amounts for a period of three years from the fiscal year in which such amounts were waived or reimbursed. During the six months ended December 31, 2003, the Advisor recovered $12,939 from the Balanced Fund. As of December 31, 2003, the Full Maturity Fund and the Balanced Fund had the following balances, subject to potential recovery:

   Feeder Fund            Potential Amount of Recovery      Expiration
   -----------            ----------------------------      ----------

Full Maturity Fund                 $122,999               June 30, 2005
                                   $109,128               June 30, 2006
                                       $638               June 30, 2007

Balanced Fund                      $105,986               June 30, 2005
                                    $79,724               June 30, 2006

Prior to November 1, 2001, the Advisor was compensated for its services directly by the shareholders and not by the Funds pursuant to the Program Services Agreement it had with each shareholder, under which the Advisor provided asset allocation consulting and certain other services. The fees of the investment managers were paid by the Advisor. The Program Service Fee was equal to 0.50% for the Full Maturity Fund and Limited Maturity Fund, and 0.75% for the Balanced Fund and Diversified Fund. This service fee was reflected in the total return as disclosed in the financial highlights tables.

4.  CAPITAL SHARE TRANSACTIONS:

The Funds have 700,000,000 shares of beneficial interest, with $.01 par value, authorized.

Transactions in shares and dollars of the Funds were as follows:

AHA LIMITED MATURITY FIXED INCOME FUND

                                                               Six Months Ended                     Year Ended
                                                              December 31, 2003                    June 30, 2003
                                                           -----------------------            -----------------------
                                                           Shares           Amount            Shares           Amount
                                                           ------           ------            ------           ------
Class I
     Shares sold                                          5,864,717      $ 63,237,767        2,642,282      $ 28,617,065
     Shares issued in reinvestment of dividends              69,685           752,484          213,169         2,301,510
     Shares redeemed                                     (1,946,768)      (21,036,149)      (2,003,057)      (21,657,102)
                                                         ----------      ------------       ----------      ------------
     Total net change                                     3,987,634      $ 42,954,102          852,394      $  9,261,473
                                                         ----------      ------------       ----------      ------------
                                                         ----------      ------------       ----------      ------------

AHA FULL MATURITY FIXED INCOME FUND

                                                               Six Months Ended                     Year Ended
                                                              December 31, 2003                    June 30, 2003
                                                           -----------------------            -----------------------
                                                           Shares           Amount            Shares           Amount
                                                           ------           ------            ------           ------
Class I
     Shares sold                                             59,693      $    634,252          467,605      $  5,034,111
     Shares issued in reinvestment of dividends              53,228           562,550          157,848         1,678,599
     Shares redeemed                                       (338,194)       (3,563,843)      (1,451,241)      (15,651,091)
                                                         ----------      ------------       ----------      ------------
     Total net change                                      (225,273)     $ (2,367,041)        (825,788)     $ (8,938,381)
                                                         ----------      ------------       ----------      ------------
                                                         ----------      ------------       ----------      ------------

AHA BALANCED FUND

                                                               Six Months Ended                     Year Ended
                                                              December 31, 2003                    June 30, 2003
                                                           -----------------------            -----------------------
                                                           Shares           Amount            Shares           Amount
                                                           ------           ------            ------           ------
Class I
     Shares sold                                             38,538      $    316,010          793,114      $  6,005,308
     Shares issued in reinvestment of dividends               7,661            62,240           36,893           276,991
     Shares redeemed                                       (480,925)       (3,905,673)      (1,421,600)      (11,357,352)
                                                         ----------      ------------       ----------      ------------
     Total net change                                      (434,726)     $ (3,527,423)        (591,593)     $ (5,075,053)
                                                         ----------      ------------       ----------      ------------
                                                         ----------      ------------       ----------      ------------

AHA DIVERSIFIED EQUITY FUND

                                                               Six Months Ended                     Year Ended
                                                              December 31, 2003                    June 30, 2003
                                                           -----------------------            -----------------------
                                                           Shares           Amount            Shares           Amount
                                                           ------           ------            ------           ------
Class A
     Shares sold                                                 23      $        310               22      $        250
     Shares issued in acquisition of Kenilworth Fund             --                --          592,760         6,805,607
     Shares issued in reinvestment of dividends                 759            10,533              772             9,301
     Shares redeemed                                        (17,278)         (228,782)         (87,239)       (1,022,304)
                                                         ----------      ------------       ----------      ------------
     Net change                                             (16,496)     $   (217,939)         506,315      $  5,792,854
                                                         ----------      ------------       ----------      ------------
                                                         ----------      ------------       ----------      ------------

Class I
     Shares sold                                            234,840      $  3,147,922          153,286      $  1,844,496
     Shares issued in reinvestment of dividends              13,612           189,512           31,826           372,544
     Shares redeemed                                       (300,358)       (4,106,095)      (2,375,815)      (27,593,511)
                                                         ----------      ------------       ----------      ------------
     Net change                                             (51,906)         (768,661)      (2,190,703)      (25,376,471)
                                                         ----------      ------------       ----------      ------------
                                                         ----------                         ----------
     Total net change                                                    $   (986,600)                      $(19,583,617)
                                                                         ------------                       ------------
                                                                         ------------                       ------------

5.  SECURITIES TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and options, for the six months ended December 31, 2003 were as follows:

                                     Purchases                                  Sales
                           -----------------------------           -----------------------------
                           U.S. Government         Other           U.S. Government         Other
                           ---------------         -----           ---------------         -----
     Limited Maturity Fund            --        $122,712,943                  --         $79,384,958
     Full Maturity Fund       $4,767,240         $28,568,012          $4,597,222         $30,837,640
     Balanced Fund              $671,942          $5,471,635            $554,921          $7,797,817
     Diversified Fund                 --         $31,416,062                  --         $31,638,289

6.  FUTURES CONTRACTS

At December 31, 2003, the Full Maturity Fund had entered into futures contracts. The net unrealized appreciation (depreciation) is included in the Fund's net unrealized appreciation (depreciation) section of its financial statements. The terms of the open contracts are as follows:

FULL MATURITY FUND

       Number               Underlying                   Market Value of                Unrealized
    of Contracts            Instrument                Underlying Instrument     Appreciation (Depreciation)
    ------------            ----------                ---------------------     ---------------------------

         15           5 Year Treasury Note Future           $1,674,375                     $6,722
                      March, 2004
        (24)          10 Year Treasury Note Future         $(2,694,375)                  $(15,722)
                      March, 2004
         2            30 Year Treasury Bond Future            $218,625                     $2,803
                      March, 2004

7.  SECURITIES LENDING

Each Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements to no more than 50% of its net assets. Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Funds receive interest on the collateral received.

As of December 31, 2003, the Funds had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Advisor. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The value of the securities on loan and the value of the related collateral were as follows:

                                           Securities           Collateral
                                           ----------           ----------
      Limited Maturity Fund               $61,347,984           $62,662,977
      Full Maturity Fund                   $6,613,983            $6,774,162
      Balanced Fund                        $5,054,969            $5,230,663
      Diversified Equity Fund             $27,985,547           $29,032,843

8.  ACQUISITION INFORMATION

On December 30, 2002, the Diversified Fund acquired, through a non-taxable exchange, substantially all of the net assets of the Kenilworth Fund. The Diversified Fund issued 592,760 shares, (valued at $6,805,607) for the 508,803 shares of the Kenilworth Fund outstanding at December 30, 2002. The net assets of $6,805,607 of the Kenilworth Fund included net unrealized appreciation on investments of $1,166,802. The net assets of the Diversified Fund immediately before the acquisition were $75,854,627.

9.  DISTRIBUTION PLANS

The Funds have adopted a separate distribution plan for the Class A Shares and Institutional Servicing Class shares (the "Plans") under Section 12(b) of the 1940 Act and Rule 12b-1 promulgated thereunder ("Rule 12b-1") that provides for distribution fees to the Funds' distributor, Quasar, up to 0.25% per annum of the average daily net asset values of the shares, respectively, for activities intended to result in the sale of Fund shares.

The Distribution Plans under Rule 12b-1 compensate Quasar for its sales and distribution activities related to the Funds' Class A and Institutional Servicing Class Shares. The Plans cover certain expenses of Quasar and fees paid by Quasar to related and unrelated entities for marketing and distribution services, including but not limited to: (a) the payment of initial and ongoing commissions and other payments to registered representatives or others who sell Class A and Institutional Servicing Shares; (b) compensation to Quasar employees; (c) expenses related to printing and mailing or other dissemination of prospectuses and statements of additional information and the costs of preparation, printing and mailing of reports used for sales literature; and (d) related expenses advertisements and other distribution-related expenses.

The Diversified Fund incurred $8,429 for the Class A Shares pursuant to the Plans for the six months ended December 31, 2003.

10.  AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-445-1341 and the SEC's website at www.sec.gov. Information regarding how
                                        -----------
the Funds voted proxies relating to portfolio securities during the period ending June 30, 2004 will be available after August 31, 2004 on the SEC's website at www.sec.gov.

                           AHA INVESTMENT FUNDS, INC.
                      190 SOUTH LASALLE STREET, SUITE 2800
                            CHICAGO, ILLINOIS  60603
                                 1-800-445-1341

                         INVESTMENT ADVISOR
                         CCM Advisors, LLC
                         190 South LaSalle Street, Suite 2800
                         Chicago, Illinois  60603

                         ADMINISTRATOR, TRANSFER AGENT AND
                         DIVIDEND DISBURSEMENT AGENT
                         U.S. Bancorp Fund Services, LLC
                         P.O. Box 701
                         Milwaukee, Wisconsin  53201-0701

                         CUSTODIAN
                         U.S. Bank, N.A.
                         425 Walnut Street
                         6th Floor, M.L. 6118
                         Cincinnati, Ohio  45202

                         LEGAL COUNSEL
                         Bell, Boyd & Lloyd LLC
                         Three First National Plaza
                         70 West Madison Street
                         Chicago, Illinois  60602

                         INDEPENDENT AUDITORS
                         Ernst & Young LLP
                         Sears Tower
                         233 South Wacker Drive
                         Chicago, Illinois  60606

                         DISTRIBUTOR
                         Quasar Distributors, LLC
                         615 East Michigan Street
                         Milwaukee, Wisconsin  53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not applicable to reports filed for periods ending before January 1, 2004.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a)  (1) Any code of ethics or amendment thereto.  Not applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      (Registrant)  AHA Investment Funds, Inc.
                    --------------------------

     By (Signature and Title) /s/ Douglas D. Peabody
                              --------------------------------
                              Douglas D. Peabody, President

     Date     March 4, 2004
           ----------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Douglas D. Peabody
                              --------------------------------
                              Douglas D. Peabody, President

     Date     March 4, 2004
           ----------------------------------

     By (Signature and Title) /s/Gregory P. Francoeur
                              --------------------------------
                              Gregory P. Francoeur, Treasurer

     Date     March 4, 2004
           ----------------------------------